                                                            GATEWAY
                                                            FUND

















                                                              Semi-Annual Report
                                                                   June 30, 2000
                                                                     (Unaudited)
THE GATEWAY TRUST
P. O. BOX 5211
CINCINNATI, OH  45201-5211
(800) 354-6339

--------------------------------------------------------------------------------
GATEWAY FUND
Highlights at June 30, 2000
--------------------------------------------------------------------------------

                                                         AVERAGE ANNUAL TOTAL RETURN
                                              --------------------------------------------------

                                     Past     One     Three     Five      Ten    Since Inception   Price
                                    Quarter   Year    Years     Years    Years     on 12/7/77    Per Share
                                    -------   ----    -----     -----    -----     ----------    ---------

GATEWAY FUND                          2.86%  11.38%   12.81%     11.86%    10.49%     10.67%        $25.16

Salomon Broad Investment-Grade
   Medium-Term (1-10) Index           1.94    4.56     5.79       6.10      7.51

S&P 500 Index                        (2.66)   7.25    19.66      23.79     17.78




                                                       CUMULATIVE TOTAL RETURN
                                         --------------------------------------------------

                                     Past      One    Three     Five       Ten     Since Inception
                                    Quarter    Year   Years     Years      Years     on 12/7/77
                                    -------    ----   -----     -----      -----     ----------

GATEWAY FUND                          2.86%  11.38%   43.58%     75.10%   171.24%     885.13%


Salomon Broad Investment-Grade
   Medium-Term (1-10) Index           1.94    4.56    18.38      34.48    106.24

S&P 500 Index                        (2.66)   7.25    71.34     190.72    413.90



Data sources throughout this report: Gateway Investment Advisers, L.P. and TowersData

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
GATEWAY FUND
Letter from the Chairman
--------------------------------------------------------------------------------

As the first half of the new millennium unfolded, investors sensed a change in the financial markets. Favorable economic news, unchecked by any semblance of consumer restraint, motivated the Federal Reserve Board to raise interest rates in an effort to slow down an over-heated economy. Investors responded by taking profits, and five years of consecutive double-digit returns from the S&P 500 Index came to an end.

We are pleased to report that Portfolio Manager Patrick Rogers and Gateway's management professionals continued to produce steady returns and, importantly, avoided losses in an increasingly volatile, uncertain environment for large capitalization, blue chip stocks. For our risk-sensitive investors, Gateway exhibited risk characteristics similar to the Salomon Broad Investment-Grade Medium-Term (1-10) Index, while delivering materially favorable comparative returns.

During the first half of the year, both existing and new investors benefited from the Gateway Fund's attractive risk/reward characteristics. Total assets increased from $922 million at year-end 1999, to $1.3 billion at June 30, 2000, with the majority of those assets added since January. Increased stature and size of the Fund is gratifying and increases its trading efficiency.

Early in the first half of the year, the ongoing effort to convert the Fund's portfolio to the S&P 500 Index from the S&P 100 Index was completed. The size and diversity of the S&P 500 makes it the ideal vehicle for the investment of the Fund's rapidly growing asset base.

We are pleased to report that you can now access general information regarding the Fund on the Internet. The Fund's web site, www.gatewayfund.com, contains current information about the Fund and the hedging markets in which it participates.

As we move into the second half of the year, your Fund continues to benefit from excellent cash flows from hedging transactions. Market volatility supports these cash flows. We look forward to the second half with enthusiasm.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

The first half of 2000 was a challenging environment to test the merits of the strategy behind the Gateway Fund. I am pleased to report we weathered the turbulent markets well, producing results in line with our historical performance.


-----------------------------------------------------------------------------------------------------------
                        GATEWAY FUND            SALOMON BROAD INVESTMENT-GRADE              S&P 500
      MONTH               (GATEX)                  MEDIUM-TERM (1-10) INDEX                  INDEX
-----------------------------------------------------------------------------------------------------------
January                     0.46%                           (0.52%)                          (5.02%)
-----------------------------------------------------------------------------------------------------------
February                    0.38                             0.93                            (1.89)
-----------------------------------------------------------------------------------------------------------
March                       2.47                             1.04                             9.78
-----------------------------------------------------------------------------------------------------------
April                       0.37                            (0.10)                           (3.01)
-----------------------------------------------------------------------------------------------------------
May                         0.37                             0.10                            (2.05)
-----------------------------------------------------------------------------------------------------------
June                        2.11                             1.93                             2.47
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                           AS OF JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------
                        GATEWAY FUND            SALOMON BROAD INVESTMENT-GRADE              S&P 500
                          (GATEX)                  MEDIUM-TERM (1-10) INDEX                  INDEX
-----------------------------------------------------------------------------------------------------------
One Year                   11.38%                            4.56%                            7.25%
-----------------------------------------------------------------------------------------------------------
Three Years                12.81                             5.79                            19.66
-----------------------------------------------------------------------------------------------------------
Five Years                 11.86                             6.10                            23.79
-----------------------------------------------------------------------------------------------------------
Ten Years                  10.49                             7.51                            17.78
-----------------------------------------------------------------------------------------------------------


The objective of the Fund is to capture the higher returns associated with equity investing, while exposing investors to significantly less risk. Because of our lower risk approach to investing, the Gateway Fund is often compared to other more conservative funds, such as bond funds. As such, we include performance statistics for the Salomon Broad Investment-Grade Medium-Term (1-10) Index. This index is an excellent proxy for returns earned by intermediate bonds.

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

The Gateway Fund has been able to outperform the fixed income market by a fairly wide margin over the past ten years, and it has continued thus far in 2000.


                          FIRST HALF OF 2000 IN REVIEW

The equity market produced sharp volatility during the first quarter of this year. Despite non-existent Y2K problems, the stock market sold off rather dramatically through January and February. Much of the weakness was in response to the Federal Reserve Board's decision to increase interest rates in order to slow down our domestic economy. Conversely, the month of March, particularly the last two weeks, produced strong enough results for the market (as measured by the S&P 500) to net out a positive gain for the first quarter of 2000.

Despite this roller coaster ride by the market, the Gateway Fund produced a positive rate of return for each month of the first quarter. For the three months ended March 31, the Gateway Fund earned 3.34%, outpacing the S&P 500's performance of 2.29% and the 1.45% return produced by the Salomon Broad Investment-Grade Medium-Term (1-10) Index.

The second quarter began in a similar way as the first quarter. With increasing interest rates weighing heavily on the stock market, the S&P 500 produced negative results for the months of April and May. In June as the economy responded by slowing down, the Fed decided not to increase rates, and the markets advanced. However, unlike the first quarter, this late-in-the-quarter rally was not sufficient to offset the earlier losses. For the quarter, the S&P 500 was down 2.66%.

Once again, the Gateway Fund produced very consistent performance throughout the quarter, as each month witnessed a gain in our Fund. For the quarter ended June 30, the Gateway Fund produced a total return of 2.86%.

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

          LOOKING FORWARD -- PROSPECTS FOR THE THIRD QUARTER AND BEYOND

As we move into the third quarter of 2000, the financial markets are reflecting greater uncertainty. Long-term interest rates are stable while short-term interest rates are rising, providing us with an inverted yield curve -- traditionally an unstable market condition. Major stock sectors are showing increased uncertainty manifested by high and unpredictable volatility. Consequently, risk control is of the utmost importance. At June 30, the annualized cash flows from near-term, at-the-money index call options were approximately 24%, providing both excellent expected return and downside protection for the Fund. Moreover, we are maintaining a full position in market index puts. The combination of generous cash flows and a strong protective put position augurs well for success in the third quarter and beyond.

We appreciate your support and confidence in us.

/s/ J. Patrick Rogers

J. Patrick Rogers, CFA
Portfolio Manager

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


                         GROWTH OF A $10,000 INVESTMENT
                          June 30, 1990 - June 30, 2000
                                  [LINE GRAPH]
                              PLOT POINTS FOR CHART

                                          SALOMON BROAD
                                        INVESTMENT-GRADE
                                        MEDIUM-TERM (1-10)
     GATEWAY FUND      S&P 500 INDEX          INDEX
      $10,000.00         $10,000.00        $10,000.00
      $10,043.08         $ 9,967.90        $10,154.00
      $ 9,630.77         $ 9,067.80        $10,094.09
      $ 9,538.79         $ 8,627.10        $10,177.87
      $ 9,557.36         $ 8,590.87        $10,290.85
      $10,114.46         $ 9,144.98        $10,471.97
      $10,392.60         $ 9,399.21        $10,628.00
      $10,781.18         $ 9,807.14        $10,752.35
      $10,948.81         $10,507.37        $10,820.09
      $11,055.01         $10,761.86        $10,900.15
      $11,085.63         $10,787.36        $11,023.33
      $11,300.00         $11,251.22        $11,100.49
      $11,238.82         $10,735.80        $11,116.03
      $11,461.91         $11,236.19        $11,267.21
      $11,661.91         $11,501.37        $11,473.40
      $11,730.72         $11,308.95        $11,684.51
      $11,900.81         $11,460.94        $11,830.56
      $11,738.96         $11,000.21        $11,948.87
      $12,241.39         $12,256.44        $12,227.28
      $12,217.28         $12,028.10        $12,112.34
      $12,353.86         $12,183.26        $12,186.23
      $12,297.04         $11,946.91        $12,135.05
      $12,498.71         $12,296.95        $12,249.11
      $12,539.08         $12,357.45        $12,447.55
      $12,522.78         $12,173.57        $12,621.82
      $12,700.60         $12,670.26        $12,811.14
      $12,700.60         $12,411.78        $12,963.60
      $12,692.98         $12,557.62        $13,111.38
      $12,774.22         $12,600.32        $12,964.53
      $12,962.00         $13,028.73        $12,950.27
      $12,871.26         $13,188.59        $13,117.33
      $13,012.85         $13,298.85        $13,350.82
      $13,113.05         $13,480.11        $13,523.05
      $13,071.61         $13,764.54        $13,586.60
      $13,096.58         $13,431.85        $13,693.94
      $13,229.90         $13,790.48        $13,693.94
      $13,304.91         $13,830.89        $13,880.18
      $13,380.22         $13,775.29        $13,924.59
      $13,564.46         $14,297.92        $14,083.33
      $13,505.87         $14,188.26        $14,128.40
      $13,632.01         $14,481.81        $14,162.31
      $13,682.45         $14,343.80        $14,105.66
      $13,824.75         $14,517.22        $14,187.47
      $14,060.25         $15,010.80        $14,339.28
      $13,929.41         $14,604.01        $14,180.11
      $13,467.13         $13,968.74        $13,899.34
      $13,589.80         $14,147.81        $13,809.00
      $13,861.42         $14,378.42        $13,835.24
      $13,651.14         $14,026.01        $13,825.55
      $14,038.40         $14,486.62        $14,042.61
      $14,267.24         $15,079.13        $14,081.93
      $14,276.04         $14,711.19        $13,932.66
      $14,514.71         $15,040.73        $13,931.27
      $14,267.20         $14,492.94        $13,869.97
      $14,594.27         $14,707.87        $13,947.64
      $14,839.39         $15,089.25        $14,215.44
      $15,056.23         $15,676.22        $14,528.18
      $15,207.08         $16,138.82        $14,603.72
      $15,330.17         $16,613.31        $14,787.73
      $15,434.42         $17,276.18        $15,247.63
      $15,491.53         $17,677.50        $15,342.17
      $15,586.63         $18,262.63        $15,355.97
      $15,662.70         $18,308.47        $15,492.64
      $15,833.90         $19,081.08        $15,608.84
      $15,881.65         $19,012.97        $15,774.29
      $16,101.30         $19,845.73        $15,977.78
      $16,205.47         $20,227.96        $16,153.53
      $16,416.30         $20,916.52        $16,290.84
      $16,358.85         $21,110.42        $16,126.30
      $16,483.50         $21,313.71        $16,050.51
      $16,694.99         $21,627.88        $15,978.28
      $16,839.23         $22,183.71        $15,970.29
      $16,983.37         $22,268.23        $16,152.35
      $16,713.51         $21,284.42        $16,205.66
      $16,944.82         $21,733.31        $16,217.00
      $17,339.98         $22,954.72        $16,460.25
      $17,552.56         $23,587.81        $16,764.77
      $17,852.19         $25,368.69        $16,984.39
      $17,912.17         $24,866.14        $16,890.97
      $18,212.56         $26,417.79        $16,990.63
      $18,231.86         $26,626.49        $17,011.02
      $18,126.12         $25,534.80        $16,893.64
      $18,495.53         $27,056.67        $17,106.50
      $18,641.27         $28,701.72        $17,255.33
      $18,894.05         $29,987.56        $17,429.61
      $19,234.90         $32,371.57        $17,774.71
      $18,913.48         $30,558.11        $17,705.39
      $19,488.07         $32,229.64        $17,914.32
      $19,185.62         $31,151.88        $18,107.79
      $19,819.89         $32,593.90        $18,156.68
      $20,124.33         $33,153.54        $18,312.83
      $20,444.71         $33,518.23        $18,530.75
      $20,743.61         $35,935.56        $18,538.17
      $20,946.48         $37,775.82        $18,610.46
      $21,160.35         $38,155.85        $18,705.38
      $21,299.37         $37,499.95        $18,840.06
      $21,620.14         $39,023.20        $18,945.56
      $21,577.33         $38,609.55        $19,025.13
      $20,485.08         $33,034.33        $19,266.75
      $21,074.03         $35,150.51        $19,644.38
      $21,803.40         $38,009.66        $19,630.63
      $22,403.00         $40,313.42        $19,665.96
      $22,591.41         $42,636.28        $19,754.46
      $22,966.42         $44,419.33        $19,878.91
      $22,998.58         $43,038.78        $19,670.18
      $23,450.04         $44,760.76        $19,817.71
      $23,837.43         $46,494.34        $19,896.98
      $23,934.21         $45,396.61        $19,747.75
      $24,354.02         $47,916.12        $19,733.93
      $24,192.55         $46,421.14        $19,670.78
      $24,321.74         $46,189.03        $19,674.72
      $24,354.09         $44,922.99        $19,920.65
      $24,935.18         $47,765.72        $19,984.40
      $25,204.23         $48,736.80        $20,010.38
      $25,519.53         $51,607.39        $19,952.35
      $25,636.92         $49,016.70        $19,848.59
      $25,734.34         $48,090.29        $20,033.19
      $26,369.98         $52,793.52        $20,241.53
      $26,467.55         $51,204.43        $20,221.29
      $26,565.48         $50,154.74        $20,241.51
      $27,126.01         $51,393.56        $20,632.17


                -----------------------------------------------
                                  GATEWAY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                               AS OF JUNE 30, 2000
                -----------------------------------------------
                    One Year                    11.38%
                -----------------------------------------------
                    Five Years                  11.86%
                -----------------------------------------------
                    Ten Years                   10.49%
                -----------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares         COMMON STOCKS - 97.9%                                                  Value (000's)
       ------                                                                                -------------
                      CONSUMER DISCRETIONARY - 10.6%
        6,100         American Greetings Corporation - Class A                                  $      116
       14,000         AutoZone, Inc.*                                                                  308
       13,300         Bed Bath & Beyond Inc.*                                                          482
       21,000         Best Buy Co., Inc.*                                                            1,328
        9,500         Black & Decker Corporation                                                       373
       10,600         Brunswick Corporation                                                            176
       62,300         Carnival Corporation                                                           1,215
        5,500         Centex Corporation                                                               129
       20,500         Circuit City Stores-Circuit City Group                                           680
       34,200         Clear Channel Communications, Inc.*                                            2,565
       93,500         Comcast Corporation - Class A*                                                 3,787
       10,500         Consolidated Stores Corporation*                                                 126
        7,200         Cooper Tire & Rubber Company                                                      80
       44,900         Costco Wholesale Corporation*                                                  1,482
       15,600         Dana Corporation                                                                 331
       11,900         Darden Restaurants, Inc.                                                         193
       56,993         Delphi Automotive Systems Corporation                                            830
        9,700         Dillard's, Inc. - Class A                                                        119
       30,625         Dollar General Corporation                                                       597
        8,300         Dow Jones & Company, Inc.                                                        608
       31,900         Eastman Kodak Company                                                          1,898
       21,200         Federated Department Stores, Inc.*                                               716
      123,800         Ford Motor Company                                                             5,323
       15,600         Fortune Brands, Inc.                                                             360
       28,100         Gannett Co., Inc.                                                              1,681
       85,950         Gap, Inc.                                                                      2,686
       62,200         General Motors Corporation                                                     3,611
       15,800         Goodyear Tire & Rubber Company                                                   316
        7,400         Harcourt General, Inc.                                                           402
       30,600         Harley-Davidson, Inc.                                                          1,178
       11,100         Harrah's Entertainment, Inc.*                                                    232
       16,300         Hasbro, Inc.                                                                     246
       31,100         Hilton Hotels Corporation                                                        292
      237,550         Home Depot, Inc.                                                              11,863
       31,000         Interpublic Group of Companies, Inc.                                           1,333
       26,300         J. C. Penney Company, Inc.                                                       485


                See accompanying notes to financial statements                 7

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      CONSUMER DISCRETIONARY (CONTINUED)
        8,100         Johnson Controls, Inc.                                                    $      416
        4,600         Kaufman and Broad Home Corporation                                                91
       56,500         Kmart Corporation*                                                               385
        8,000         Knight-Ridder, Inc.                                                              426
       32,900         Kohl's Corporation*                                                            1,830
       18,600         Leggett & Platt, Incorporated                                                    307
       49,800         Limited, Inc.                                                                  1,077
        5,500         Liz Claiborne Inc.                                                               194
       38,600         Lowe's Companies, Inc.                                                         1,585
       25,100         Marriott International, Inc. - Class A                                           905
       39,900         Mattel, Inc.                                                                     526
       33,600         May Department Stores Company                                                    806
        7,100         Maytag Corporation                                                               262
      136,700         McDonald's Corporation                                                         4,503
       19,800         McGraw-Hill Companies, Inc.                                                    1,069
        4,900         Meredith Corporation                                                             165
       17,300         New York Times Company - Class A                                                 683
       28,500         Newell Rubbermaid Inc.                                                           734
       27,900         NIKE, Inc. - Class B                                                           1,111
       11,700         Nordstrom, Inc.                                                                  282
       33,200         Office Depot, Inc.*                                                              208
       17,900         Omnicom Group Inc.                                                             1,594
        4,900         Polaroid Corporation                                                              88
        4,200         Pulte Corporation                                                                 91
       22,200         RadioShack Corporation                                                         1,052
        5,500         Reebok International Ltd.*                                                        88
        3,300         Russell Corporation                                                               66
       43,800         Seagram Company Ltd.                                                           2,540
       36,700         Sears, Roebuck and Co.                                                         1,197
       16,700         Sherwin-Williams Company                                                         354
        5,400         Snap-on Incorporated                                                             144
        1,700         Springs Industries, Inc. - Class A                                                55
        8,300         Stanley Works                                                                    197
       47,400         Staples, Inc.*                                                                   729
       18,400         Starbucks Corporation*                                                           703
       46,800         Target Corporation                                                             2,714

8               See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      CONSUMER DISCRETIONARY (CONTINUED)
        7,300         Tiffany & Co.                                                             $      493
      135,100         Time Warner Inc.                                                              10,268
       31,300         TJX Companies, Inc.                                                              587
       27,900         Toys R Us, Inc.*                                                                 406
       38,500         Tribune Company                                                                1,347
       14,300         Tricon Global Restaurants, Inc.*                                                 404
       11,500         TRW Inc.                                                                         499
        5,500         Tupperware Corporation                                                           121
       11,900         VF Corporation                                                                   283
      156,641         Viacom Inc. - Class B*                                                        10,681
       16,210         Visteon Corp.                                                                    197
      457,700         Wal-Mart Stores, Inc.                                                         26,375
      213,400         Walt Disney Company                                                            8,282
       11,100         Wendy's International, Inc.                                                      198
        7,100         Whirlpool Corporation                                                            331
        6,800         Young & Rubicam Inc.                                                             389
                                                                                               -----------
                                                                                                   138,185
                                                                                               -----------
                      CONSUMER STAPLES - 6.4%
        3,400         Adolph Coors Company - Class B                                                   206
        5,300         Alberto-Culver Company - Class B                                                 162
       43,500         Albertson's, Inc.                                                              1,446
       47,000         Anheuser-Busch Companies                                                       3,510
       56,155         Archer-Daniels-Midland Company                                                   551
       30,100         Avon Products, Inc.                                                            1,339
       28,200         Bestfoods                                                                      1,953
        6,900         Brown-Forman Corporation - Class B                                               371
       41,400         Campbell Soup Company                                                          1,206
       23,900         Clorox Company                                                                 1,071
      254,200         Coca-Cola Company                                                             14,601
       43,000         Coca-Cola Enterprises Inc.                                                       701
       58,800         Colgate-Palmolive Company                                                      3,521
       49,700         ConAgra, Inc.                                                                    947
       39,600         CVS Corporation                                                                1,584
       20,500         Fort James Corporation                                                           474
       30,400         General Mills, Inc.                                                            1,163


                See accompanying notes to financial statements                 9

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      CONSUMER STAPLES (CONTINUED)
      108,300         Gillette Company                                                          $    3,784
        3,900         Great Atlantic & Pacific Tea Company, Inc.                                        65
       36,200         H. J. Heinz Company                                                            1,584
       14,000         Hershey Foods Corporation                                                        682
       40,900         Kellogg Company                                                                1,217
       56,100         Kimberly-Clark Corporation                                                     3,219
       84,200         Kroger Co.*                                                                    1,858
        3,800         Longs Drug Stores Corporation                                                     83
       31,700         Nabisco Group Holdings Corp.                                                     822
      147,000         PepsiCo, Inc.                                                                  6,532
      238,900         Philip Morris Companies Inc.                                                   6,346
      134,300         Procter & Gamble Company                                                       7,689
       13,500         Quaker Oats Company                                                            1,014
       33,300         Ralston - Ralston Purina Company                                                 664
       24,000         Rite Aid Corporation*                                                            157
       51,400         Safeway Inc.*                                                                  2,319
       91,700         Sara Lee Corporation                                                           1,771
       11,800         Supervalu, Inc.                                                                  225
       34,200         SYSCO Corporation                                                              1,441
       57,700         Unilever N.V.                                                                  2,481
       14,400         UST Inc.                                                                         211
      101,600         Walgreen Co.                                                                   3,270
       12,500         Winn-Dixie Stores, Inc.                                                          179
       11,700         Wm. Wrigley Jr. Company                                                          938
                                                                                             -------------
                                                                                                    83,357
                                                                                             -------------
                      ENERGY - 5.4%
        8,600         Amerada Hess Corporation                                                         531
       12,100         Anadarko Petroleum Corporation                                                   597
       11,100         Apache Corporation                                                               653
        6,600         Ashland Inc.                                                                     231
       34,900         Baker Hughes Incorporated                                                      1,117
       22,000         Burlington Resources Inc.                                                        842
       66,300         Chevron Corporation                                                            5,623
       24,400         Coastal Corporation                                                            1,485
       63,200         Conoco Inc. - Class B                                                          1,552


10               See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      ENERGY (CONTINUED)
      357,516         Exxon Mobil Corporation                                                   $   28,065
       44,600         Halliburton Company                                                            2,105
        8,800         Kerr-McGee Corporation                                                           519
       38,000         Occidental Petroleum Corporation                                                 800
       25,600         Phillips Petroleum Company                                                     1,298
        8,500         Rowan Companies, Inc.*                                                           258
      220,200         Royal Dutch Petroleum Company                                                 13,556
       58,400         Schlumberger Limited                                                           4,358
        8,300         Sunoco, Inc.                                                                     244
       55,800         Texaco Inc.                                                                    2,971
       14,500         Tosco Corporation                                                                411
       25,980         Transocean Sedco Forex Inc.                                                    1,388
       24,500         Union Pacific Resources Group Inc.                                               539
       24,500         Unocal Corporation                                                               812
       31,400         USX-Marathon Group                                                               787
                                                                                             -------------
                                                                                                    70,742
                                                                                             -------------
                      FINANCIALS - 12.3%
       25,900         AFLAC Incorporated                                                             1,190
       81,300         Allstate Corporation                                                           1,809
       37,100         AmSouth Bancorporation                                                           584
      137,200         American Express Company                                                       7,152
       24,900         American General Corporation                                                   1,519
      158,287         American International Group, Inc.                                            18,599
       26,300         Aon Corporation                                                                  817
       73,500         Associates First Capital Corporation - Class A                                 1,640
      115,830         Bank One Corporation                                                           3,077
      172,343         Bank of America Corporation                                                    7,411
       75,700         Bank of New York Company, Inc.                                                 3,520
       35,100         BB&T Corporation                                                                 838
       11,450         Bear Stearns Companies Inc.                                                      477
       19,900         Capital One Financial Corporation                                                888
      139,800         Charles Schwab Corporation                                                     4,701
       21,000         Charter One Financial, Inc.                                                      483
      127,050         Chase Manhattan Corporation                                                    5,852
       17,800         Chubb Corporation                                                              1,095


             See accompanying notes to financial statements                  11

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      FINANCIALS (CONTINUED)
       15,200         Cincinnati Financial Corporation                                          $      478
      346,525         Citigroup Inc.                                                                20,878
       15,800         Comerica Incorporated                                                            709
       24,800         Conseco, Inc.                                                                    242
       11,400         Countrywide Credit Industries, Inc.                                              346
      103,500         Fannie Mae                                                                     5,401
       31,200         Fifth Third Bancorp                                                            1,973
       99,700         First Union Corporation                                                        2,474
       98,991         Firstar Corporation                                                            2,085
       92,419         FleetBoston Financial                                                          3,142
       25,100         Franklin Resources, Inc.                                                         762
       70,200         Freddie Mac                                                                    2,843
       15,700         Golden West Financial Corporation                                                641
       26,800         Hartford Financial Services Group, Inc.                                        1,499
       47,500         Household International, Inc.                                                  1,974
       23,100         Huntington Bancshares Incorporated                                               365
       17,500         J. P. Morgan & Co. Incorporated                                                1,927
       10,600         Jefferson-Pilot Corporation                                                      598
       45,200         KeyCorp                                                                          797
       12,100         Lehman Brothers Holdings Inc.                                                  1,144
       19,700         Lincoln National Corporation                                                     712
       10,100         Loews Corporation                                                                606
       27,700         Marsh & McLennan Companies, Inc.                                               2,893
        9,400         MBIA Inc.                                                                        453
       80,900         MBNA Corporation                                                               2,194
       51,400         Mellon Financial Corporation                                                   1,873
       39,800         Merrill Lynch & Co., Inc.                                                      4,577
       10,300         MGIC Investment Corporation                                                      469
      116,200         Morgan Stanley Dean Witter & Co.                                               9,674
       59,900         National City Corporation                                                      1,022
       22,500         Northern Trust Corporation                                                     1,464
       12,915         Old Kent Financial Corporation                                                   345
       15,000         Paine Webber Group Inc.                                                          682
       28,600         PNC Financial Services Group, Inc.                                             1,341
        6,900         Progressive Corporation                                                          511
       14,600         Providian Financial Corporation                                                1,314

12                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      FINANCIALS (CONTINUED)
       22,100         Regions Financial Corporation                                             $      439
       11,000         SAFECO Corporation                                                               219
       15,100         SLM Holding Corporation                                                          565
       16,900         SouthTrust Corporation                                                           382
       22,900         St. Paul Companies, Inc.                                                         781
       16,200         State Street Corporation                                                       1,718
       17,600         Summit Bancorp                                                                   433
       32,300         SunTrust Banks, Inc.                                                           1,476
       26,500         Synovus Financial Corp.                                                          467
       11,300         T. Rowe Price Associates, Inc.                                                   480
       13,300         Torchmark Corporation                                                            328
       76,100         U. S. Bancorp                                                                  1,465
       14,200         Union Planters Corporation                                                       397
       22,800         UnumProvident Corporation                                                        457
       19,700         Wachovia Corporation                                                           1,069
       58,300         Washington Mutual, Inc.                                                        1,683
      166,700         Wells Fargo & Company                                                          6,460
                                                                                             -------------
                                                                                                   160,879
                                                                                             -------------
                      HEALTH CARE - 11.7%
      159,100         Abbott Laboratories                                                            7,090
       14,400         Aetna Inc.                                                                       924
       13,300         Allergan, Inc.                                                                   991
        9,900         ALZA Corporation*                                                                585
      133,900         American Home Products Corporation                                             7,867
      105,400         Amgen Inc.*                                                                    7,404
        4,900         Bausch & Lomb Incorporated                                                       379
       29,400         Baxter International Inc.                                                      2,067
       25,400         Becton, Dickinson and Company                                                    729
       14,300         Biogen, Inc.*                                                                    922
       10,700         Biomet, Inc.                                                                     411
       41,900         Boston Scientific Corporation*                                                   919
      202,600         Bristol-Myers Squibb Company                                                  11,801
        4,700         C. R. Bard, Inc.                                                                 226
       28,400         Cardinal Health, Inc.                                                          2,102
       16,900         CIGNA Corporation                                                              1,580



               See accompanying notes to financial statements                13

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      HEALTH CARE (CONTINUED)
      116,000         Eli Lilly and Company                                                     $   11,586
       31,000         Guidant Corporation*                                                           1,535
       71,450         HCA-The Healthcare Company                                                     2,170
       35,700         HEALTHSOUTH Corporation*                                                         257
       15,900         Humana Inc.*                                                                      78
      142,800         Johnson & Johnson                                                             14,548
        8,000         Mallinckrodt Inc.                                                                348
       10,400         Manor Care, Inc.*                                                                 73
       26,700         McKesson HBOC, Inc.                                                              559
       20,900         MedImmune, Inc.*                                                               1,547
      122,900         Medtronic, Inc.                                                                6,122
      236,000         Merck & Co., Inc.                                                             18,083
       20,800         PE Corp-PE Biosystems Group                                                    1,370
      646,425         Pfizer Inc.                                                                   31,028
      130,368         Pharmacia Corporation                                                          6,738
        9,700         Quintiles Transnational Corp.*                                                   137
      150,300         Schering-Plough Corporation                                                    7,590
        7,800         St. Jude Medical, Inc.*                                                          358
       31,500         Tenet Healthcare Corporation*                                                    850
       17,100         UnitedHealth Group Incorporated                                                1,466
        9,700         Watson Pharmaceuticals, Inc.*                                                    521
        6,000         Wellpoint Health Networks Inc.*                                                  435
                                                                                             -------------
                                                                                                   153,396
                                                                                             -------------
                      INDUSTRIALS - 9.0%
       17,900         Allied Waste Industries, Inc.*                                                   179
       19,400         American Power Conversion Corporation*                                           792
       14,000         AMR Corporation*                                                                 370
        3,900         Armstrong Holdings, Inc.                                                          60
       63,600         Automatic Data Processing, Inc.                                                3,407
       11,400         Avery Dennison Corporation                                                       765
       11,100         B. F. Goodrich Company                                                           378
       93,152         Boeing Company                                                                 3,895
        2,200         Briggs & Stratton Corporation                                                     75
       46,100         Burlington Northern Santa Fe Corporation                                       1,057
       34,500         Caterpillar Inc.                                                               1,169

14              See accompanying notes to financial statements

-------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      INDUSTRIALS (CONTINUED)
       71,300         Cendant Corporation*                                                      $      998
       15,400         Convergys Corporation*                                                           799
        7,900         Cooper Industries, Inc.                                                          257
        6,100         Crane Co.                                                                        148
       20,700         CSX Corporation                                                                  439
        3,800         Cummins Engine Company, Inc.                                                     104
       14,400         Danaher Corporation                                                              712
       23,600         Deere & Company                                                                  873
       15,500         Delta Air Lines, Inc.                                                            784
        6,800         Deluxe Corporation                                                               160
       20,600         Dover Corporation                                                                836
       16,200         Dun & Bradstreet Corporation                                                     464
        6,800         Eaton Corporation                                                                456
       12,300         Ecolab Inc.                                                                      480
       43,500         Emerson Electric Co.                                                           2,626
       14,300         Equifax Inc.                                                                     375
       29,300         FedEx Corp.*                                                                   1,113
       42,300         First Data Corporation                                                         2,099
        8,100         Fluor Corporation                                                                256
       20,300         General Dynamics Corporation                                                   1,061
    1,016,000         General Electric Company                                                      53,848
       18,000         Genuine Parts Company                                                            360
        9,600         H&R Block, Inc.                                                                  311
       82,000         Honeywell International Inc.                                                   2,762
       30,300         Illinois Tool Works Inc.                                                       1,727
       29,200         IMS Health Incorporated                                                          526
       16,500         Ingersoll-Rand Company                                                           664
        7,400         ITT Industries, Inc.                                                             225
       11,200         Kansas City Southern Industries, Inc.                                            993
       40,000         Lockheed Martin Corporation                                                      993
       45,100         Masco Corporation                                                                815
        6,000         McDermott International, Inc.                                                     53
       40,300         Minnesota Mining and Manufacturing Company                                     3,325
       19,775         Molex Incorporated                                                               952
        4,000         National Service Industries, Inc.                                                 78
        5,800         Navistar International Corporation*                                              180

                 See accompanying notes to financial statements              15

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      INDUSTRIALS (CONTINUED)
       43,500         Norfolk Southern Corporation                                              $      647
        6,800         Northrop Grumman Corporation                                                     451
        5,300         Owens Corning                                                                     49
        6,600         PACCAR Inc.                                                                      262
       11,500         Pall Corporation                                                                 213
       10,600         Parker-Hannifin Corporation                                                      363
       38,100         Paychex, Inc.                                                                  1,600
       25,800         Pitney Bowes Inc.                                                              1,032
       10,700         R. R. Donnelley & Sons Company                                                   241
       38,600         Raytheon Company - Class B                                                       743
       20,400         Rockwell International Corporation                                               643
        5,600         Ryder System, Inc.                                                               106
       11,949         Sabre Holdings Corporation*                                                      340
       50,900         Southwest Airlines Co.                                                           964
       15,000         Textron Inc.                                                                     815
       13,300         Thermo Electron Corporation*                                                     280
        5,400         Thomas & Betts Corporation                                                       103
        5,900         Timken Company                                                                   110
      173,384         Tyco International Ltd.                                                        8,214
       25,100         Union Pacific Corporation                                                        933
       48,000         United Technologies Corporation                                                2,826
        6,600         US Airways Group, Inc.*                                                          257
        9,400         W. W. Grainger, Inc.                                                             290
       62,600         Waste Management, Inc.                                                         1,189
                                                                                             -------------
                                                                                                   117,670
                                                                                             -------------
                      INFORMATION TECHNOLOGY - 31.7%
       36,000         3Com Corporation*                                                              2,075
       10,700         Adaptec, Inc.*                                                                   243
       31,400         ADC Telecommunications, Inc.*                                                  2,634
       12,000         Adobe Systems Incorporated                                                     1,560
       15,700         Advanced Micro Devices, Inc.*                                                  1,213
       46,412         Agilent Technologies, Inc.*                                                    3,423
       20,100         Altera Corporation*                                                            2,049
      235,900         America Online, Inc.*                                                         12,444
       36,300         Analog Devices, Inc.*                                                          2,759

16                  See accompanying notes to financial statements

-------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      INFORMATION TECHNOLOGY (CONTINUED)
        7,500         Andrew Corporation*                                                       $      252
       32,600         Apple Computer, Inc.*                                                          1,707
       82,900         Applied Materials, Inc.*                                                       7,513
        5,700         Autodesk, Inc.                                                                   198
       24,700         BMC Software, Inc.*                                                              901
       17,700         Cabletron Systems, Inc.*                                                         447
       16,000         Ceridian Corporation*                                                            385
      714,300         Cisco Systems, Inc.*                                                          45,403
       18,100         Citrix Systems, Inc.*                                                            343
      174,400         Compaq Computer Corporation                                                    4,458
       59,400         Computer Associates International, Inc.                                        3,041
       17,200         Computer Sciences Corporation*                                                 1,285
       34,200         Compuware Corporation*                                                           355
       15,450         Comverse Technology, Inc.*                                                     1,437
       21,700         Conexant Systems, Inc.*                                                        1,055
       28,300         Corning Incorporated                                                           7,637
      264,400         Dell Computer Corporation*                                                    13,038
       47,500         Electronic Data Systems Corporation                                            1,959
      222,850         EMC Corporation*                                                              17,146
       32,000         Gateway, Inc.*                                                                 1,816
      102,700         Hewlett-Packard Company                                                       12,825
      343,900         Intel Corporation                                                             45,975
      182,000         International Business Machines Corporation                                   19,940
       19,100         KLA-Tencor Corporation*                                                        1,119
       12,400         Lexmark International, Inc.*                                                     834
       31,400         Linear Technology Corporation                                                  2,008
       31,500         LSI Logic Corporation*                                                         1,705
      334,440         Lucent Technologies Inc.                                                      19,815
       29,000         Maxim Integrated Products, Inc.*                                               1,970
        1,200         Mercury Interactive Corp.                                                        116
       57,000         Micron Technology, Inc.*                                                       5,019
      540,400         Microsoft Corporation*                                                        43,232
        4,200         Millipore Corporation                                                            316
      221,011         Motorola, Inc.                                                                 6,423
       18,000         National Semiconductor Corporation*                                            1,021
        9,400         NCR Corporation*                                                                 366


                See accompanying notes to financial statements               17

-------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      INFORMATION TECHNOLOGY (CONTINUED)
       30,700         Network Appliance, Inc.*                                                  $    2,471
      304,200         Nortel Networks Corporation                                                   20,762
       30,300         Novell, Inc.*                                                                    280
       13,100         Novellus Systems, Inc.*                                                          741
      316,774         Oracle Corporation*                                                           26,629
       27,800         Parametric Technology Corporation*                                               306
       25,500         PeopleSoft, Inc.*                                                                427
        5,000         PerkinElmer, Inc.                                                                331
       76,100         QUALCOMM Incorporated*                                                         4,566
       15,200         Sanmina Corporation*                                                           1,300
        5,700         Sapient Corporation*                                                             609
       16,000         Scientific-Atlanta, Inc.                                                       1,192
       23,300         Seagate Technology, Inc.*                                                      1,281
       20,500         Siebel Systems, Inc.*                                                          3,353
       59,800         Solectron Corporation*                                                         2,504
      162,900         Sun Microsystems, Inc.*                                                       14,814
        5,350         Tektronix, Inc.                                                                  396
       42,100         Tellabs, Inc.*                                                                 2,881
       17,800         Teradyne, Inc.*                                                                1,308
      168,000         Texas Instruments Incorporated                                                11,539
       30,200         Unisys Corporation*                                                              440
       40,100         VERITAS Software Corporation*                                                  4,532
       67,100         Xerox Corporation                                                              1,392
       32,400         Xilinx, Inc.*                                                                  2,675
       55,800         Yahoo! Inc.*                                                                   6,912
                                                                                             -------------
                                                                                                   415,101
                                                                                             -------------
                      MATERIALS - 1.8%
       23,100         Air Products and Chemicals, Inc.                                                 712
       22,100         Alcan Aluminium Limited                                                          685
       86,720         Alcoa Inc.                                                                     2,515
       10,774         Allegheny Technologies Incorporated                                              194
        2,900         Ball Corporation                                                                  93
       39,800         Barrick Gold Corporation                                                         724
        4,800         Bemis Company, Inc.                                                              161
       13,600         Bethlehem Steel Corporation*                                                      49

18                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      MATERIALS (CONTINUED)
        6,200         Boise Cascade Corporation                                                 $      160
       10,300         Crown Cork & Seal Company, Inc.                                                  155
       69,400         Dow Chemical Company                                                           2,095
      107,500         E. I. du Pont de Nemours and Company                                           4,703
        7,900         Eastman Chemical Company                                                         377
       11,600         Engelhard Corporation                                                            198
        2,800         FMC Corporation*                                                                 162
       13,800         Freeport-McMoRan Copper & Gold, Inc. - Class B*                                  128
       15,800         Georgia-Pacific Group                                                            415
        5,300         Great Lakes Chemical Corporation                                                 167
        9,800         Hercules Incorporated                                                            138
       23,100         Homestake Mining Company                                                         159
       19,400         Inco Limited                                                                     298
       11,800         International Flavors & Fragrances Inc.                                          356
       49,227         International Paper Company                                                    1,468
       10,100         Louisiana-Pacific Corporation                                                    110
        9,700         Mead Corporation                                                                 245
       16,900         Newmont Mining Corporation                                                       366
        8,500         Nucor Corporation                                                                282
       12,700         Owens-Illinois, Inc.*                                                            148
       16,300         Pactiv Corporation*                                                              128
        7,700         Phelps Dodge Corporation                                                         286
       27,400         Placer Dome Inc.                                                                 262
        2,700         Potlatch Corporation                                                              89
       17,500         PPG Industries, Inc.                                                             776
       15,100         Praxair, Inc.                                                                    565
       22,100         Rohm and Haas Company                                                            763
        7,900         Sealed Air Corporation*                                                          414
       10,200         Sigma-Aldrich Corporation                                                        298
        4,700         Temple-Inland Inc.                                                               197
       13,500         Union Carbide Corporation                                                        668
        8,200         USX-U. S. Steel Group                                                            152
        9,500         Vulcan Materials Company                                                         406
        7,000         W. R. Grace & Co.*                                                                85
        8,500         Westvaco Corporation                                                             211
       22,800         Weyerhaeuser Company                                                             980

                  See accompanying notes to financial statements             19

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      MATERIALS (CONTINUED)
       10,600         Willamette Industries, Inc.                                               $      289
        8,500         Worthington Industries, Inc.                                                      89
                                                                                             -------------
                                                                                                    23,921
                                                                                             -------------
                      TELECOMMUNICATION SERVICES - 6.7%
       31,700         ALLTEL Corporation                                                             1,963
      385,360         AT&T Corp.                                                                    12,187
      158,736         Bell Atlantic Corp.                                                            8,066
      193,200         BellSouth Corporation                                                          8,235
       13,600         CenturyTel, Inc.                                                                 391
       90,565         Global Crossing Ltd.*                                                          2,383
       98,100         GTE Corporation                                                                6,107
       77,900         Nextel Communications, Inc. - Class A*                                         4,766
      349,356         SBC Communications Inc.                                                       15,110
       90,000         Sprint Corp. - FON Group                                                       4,590
       94,000         Sprint Corp. - PCS Group*                                                      5,593
       52,100         U S West, Inc.                                                                 4,468
      294,000         WorldCom, Inc.*                                                               13,487
                                                                                             -------------
                                                                                                    87,346
                                                                                             -------------
                      UTILITIES - 2.3%
       43,800         AES Corporation*                                                               1,998
       13,000         Ameren Corporation                                                               439
       33,300         American Electric Power Company, Inc.                                            987
       16,000         Cinergy Corp.                                                                    407
        9,800         CMS Energy Corporation                                                           217
        7,700         Columbia Energy Group                                                            505
       21,000         Consolidated Edison, Inc.                                                        622
       14,500         Constellation Energy Group                                                       472
       15,500         CP&L, Inc.                                                                       495
       29,317         Dominion Resources, Inc.                                                       1,257
       14,100         DTE Energy Company                                                               431
       36,900         Duke Energy Corporation                                                        2,080
        2,500         Eastern Enterprises                                                              158
       35,100         Edison International                                                             720
       23,100         El Paso Energy Corporation                                                     1,177




20                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                Value (000's)
       ------                                                                                -------------
                      UTILITIES (CONTINUED)
       75,200         Enron Corp.                                                               $    4,850
       28,300         Entergy Corporation                                                              769
       22,100         FirstEnergy Corp.                                                                517
        9,500         Florida Progress Corporation                                                     445
       18,100         FPL Group, Inc.                                                                  896
       12,500         GPU, Inc.                                                                        338
       11,700         New Century Energies, Inc.                                                       351
       15,800         Niagara Mohawk Holdings Inc.*                                                    220
        4,400         NICOR Inc.                                                                       144
       15,600         Northern States Power Company                                                    315
        3,100         ONEOK, Inc.                                                                       80
       18,800         PECO Energy Company                                                              758
        3,400         Peoples Energy Corporation                                                       110
       38,800         PG&E Corporation                                                                 956
        7,100         Pinnacle West Capital Corporation                                                241
       14,500         PPL Corporation                                                                  318
       22,100         Public Service Enterprise Group Incorporated                                     765
       29,900         Reliant Energy, Incorporated                                                     884
       20,300         Sempra Energy                                                                    345
       68,000         Southern Company                                                               1,585
       27,900         TXU Corporation                                                                  823
       24,900         Unicom Corporation                                                               963
       43,900         Williams Companies, Inc.                                                       1,830
                                                                                            --------------
                                                                                                    30,468
                                                                                            --------------
                         Total Common Stocks (cost $1,021,541)                                   1,281,065
                                                                                            --------------

                   See accompanying notes to financial statements            21

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

      Contracts                                                                              Value (000's)
      ---------                                                                              -------------
                      PUT OPTIONS - 0.3%
        4,403         On S&P 500 Index expiring July 22, 2000 at 1300                           $      495
        4,404         On S&P 500 Index expiring August 19, 2000 at 1325                              2,918
                                                                                            --------------

                         Total Put Options (cost $15,227)                                            3,413
                                                                                            --------------

                      REPURCHASE AGREEMENT - 4.1%**
                      4.25% repurchase agreement with Firstar Bank, N.A.,
                         dated June 30, 2000, due July 3, 2000
                         (repurchase proceeds $54,354)                                              54,335
                                                                                            --------------

                         Total Common Stocks, Put Options and
                            Repurchase Agreement - 102.3%                                        1,338,813
                                                                                            --------------

                      CALL OPTIONS OUTSTANDING - (2.9%)***
       (2,202)        On S&P 500 Index expiring July 22, 2000 at 1425                               (9,813)
       (1,761)        On S&P 500 Index expiring July 22, 2000 at 1450                               (4,909)
       (1,326)        On S&P 500 Index expiring July 22, 2000 at 1475                               (2,055)
       (2,417)        On S&P 500 Index expiring August 19, 2000 at 1425                            (15,529)
       (1,101)        On S&P 500 Index expiring August 19, 2000 at 1450                             (5,285)
                                                                                            --------------

                         Total Call Options Outstanding (premiums received                         (37,591)
                                                                                            --------------
                      $53,645)

                      OTHER ASSETS AND LIABILITIES, NET - 0.6%                                       7,196
                                                                                            --------------

                      NET ASSETS - 100.0%                                                       $1,308,418
                                                                                                ==========



                      *   Non-income producing.
                      ** Repurchase agreement fully collateralized by U. S. Government Agency obligations.
                      *** The aggregate value of investments that covers
                          outstanding call options is $1,281,065.

22              See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Statement of Assets and Liabilities - June 30, 2000 (Unaudited)         (000's)
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (cost $1,021,541)                           $ 1,281,065
Put options, at value (cost $15,227)                                      3,413
Repurchase agreement                                                     54,335
Dividends and interest receivable                                           997
Receivable for fund shares sold                                           4,067
Receivable for investments sold                                           2,970
Other assets                                                                 73
                                                                    -----------
   Total assets                                                       1,346,920
                                                                    -----------

LIABILITIES:
Call options outstanding, at value (premiums received $53,645)           37,591
Payable for fund shares redeemed                                            319
Payable for investments purchased                                           113
Other accrued expenses and liabilities                                      479
                                                                    -----------
   Total liabilities                                                     38,502
                                                                    -----------

NET ASSETS                                                          $ 1,308,418
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 1,078,510
Undistributed net investment income                                       1,852
Accumulated net realized loss on investment transactions                (35,708)
Net unrealized appreciation on investments                              263,764
                                                                    -----------
   Net assets                                                       $ 1,308,418
                                                                    -----------

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                    51,999
                                                                    ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                  $     25.16
                                                                    ===========


                See accompanying notes to financial statements               23

-------------------------------------------------------------------------------
GATEWAY FUND
Statement of Operations - For the Six Months
Ended June 30, 2000 (Unaudited)                                          (000's)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                                             $  6,133
Interest                                                                 1,117
                                                                      --------
   Total investment income                                               7,250
                                                                      --------

EXPENSES:
Investment advisory and management fees                                  3,186
Distribution fees                                                        1,974
Registration fees                                                          134
Custodian fees                                                              36
Professional fees                                                           30
Trustees' fees                                                              16
Insurance expense                                                           11
Other expenses                                                              61
                                                                      --------
   Total expenses                                                        5,448
                                                                      --------

NET INVESTMENT INCOME                                                    1,802
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Common stocks                                                           22,844
Call options expired and closed                                         28,023
Put options expired and closed                                         (24,812)
                                                                      --------
   Net realized gain on investment transactions                         26,055
                                                                      --------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Common stocks                                                           (6,808)
Call options                                                            54,306
Put options                                                             (5,585)
                                                                      --------
   Net change in unrealized appreciation/depreciation on investments    41,913
                                                                      --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         67,968
                                                                      --------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 69,770
                                                                      ========



24              See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Statements of Changes in Net Assets                                      (000's)
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                     June 30, 2000       Year Ended
                                                                      (Unaudited)    December 31, 1999
                                                                     -------------   -----------------
FROM OPERATIONS:
Net investment income                                                 $     1,802      $     2,458
Net realized gain (loss) on investment transactions                        26,055          (35,500)
Net change in unrealized appreciation/depreciation on investments          41,913          113,395
                                                                      -----------      -----------
   Net increase in net assets from operations                              69,770           80,353
                                                                      -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                   --             (2,439)
                                                                      -----------      -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                 565,353          636,834
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                             --              2,147
Payments for shares redeemed                                             (248,833)        (258,967)
                                                                      -----------      -----------
   Net increase in net assets from fund shares transactions               316,520          380,014
                                                                      -----------      -----------

NET INCREASE IN NET ASSETS                                                386,290          457,928

NET ASSETS:
Beginning of period                                                       922,128          464,200
                                                                      -----------      -----------
End of period                                                         $ 1,308,418      $   922,128
                                                                      ===========      ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                   $     1,852      $        50
                                                                      ===========      ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                                23,371           28,353
Shares issued in reinvestment of distributions to shareholders               --                 94
Shares redeemed                                                           (10,324)         (11,581)
                                                                      -----------      -----------
   Net increase in fund shares outstanding                                 13,047           16,866
Shares outstanding, beginning of period                                    38,952           22,086
                                                                      -----------      -----------
Shares outstanding, end of period                                          51,999           38,952
                                                                      ===========      ===========


              See accompanying notes to financial statements                 25

--------------------------------------------------------------------------------
GATEWAY FUND
Financial Highlights - Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                       Six Months
                                         Ended
                                        June 30,
                                         2000                     Year Ended December 31,
                                      (Unaudited)     1999       1998        1997        1996      1995 (1)
                                      -----------     ----       ----        ----        ----      --------

BEGINNING NET ASSET VALUE                 $23.67      $21.02     $18.85      $18.48      $16.91      $15.48
                                        ---------   ---------  ---------   ---------   ---------   --------

INVESTMENT OPERATIONS:
Net investment income                       0.03        0.07       0.12        0.18        0.21        0.24
Net gain on investments                     1.46        2.65       2.18        2.09        1.56        1.46
                                        ---------   ---------  ---------   ---------   ---------   --------
   Total from investment operations         1.49        2.72       2.30        2.27        1.77        1.70
                                        ---------   ---------  ---------   ---------   ---------   --------

DISTRIBUTIONS:
Dividends from net investment income         --        (0.07)     (0.12)      (0.18)      (0.20)      (0.24)
Distributions from net realized gain         --           --      (0.01)      (1.72)         --          --
Distributions in excess of net
   realized gain                             --           --         --          --          --       (0.03)
                                        ---------   ---------  ---------   ---------   ---------   --------
   Total distributions                       --        (0.07)     (0.13)      (1.90)      (0.20)      (0.27)
                                        ---------   ---------  ---------   ---------   ---------   --------

ENDING NET ASSET VALUE                    $25.16      $23.67     $21.02      $18.85      $18.48      $16.91
                                        =========   =========  --=======   =========   =========   ========

TOTAL RETURN                                6.30%(2)   12.97%     12.26%      12.35%      10.53%      11.04%

ENDING NET ASSETS (000's)             $1,308,418     $922,128  $464,200    $255,458    $194,363    $176,220

AVERAGE NET ASSETS RATIOS:
Net expenses                                0.98%(3)    0.98%      0.99%       1.07%       1.14%       1.19%
Net investment income                       0.32%(3)    0.37%      0.66%       0.90%       1.18%       1.51%

PORTFOLIO TURNOVER RATE                       13%(2)      11%        12%         82%         17%          5%



(1) On December 15, 1995, Gateway Investment Advisers, L.P. succeeded Gateway Investment Advisers, Inc. as investment adviser to the Fund.
(2)  Not annualized.
(3)  Annualized.

26              See accompanying notes to financial statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The financial statements of the Gateway Small Cap Index Fund and the Cincinnati Fund(R) are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at market value and option contracts (both purchased and written) at the average of the closing bid and asked quotations. Prior to May 1, 2000, the Fund normally valued common stocks at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to share-holders. Based on this policy, the Fund makes no provision for income taxes.

At June 30, 2000, the cost of common stock for federal income tax purposes was $1,021,707,000; gross unrealized appreciation totaled $329,514,000 and gross unrealized depreciation totaled $70,156,000. The difference between the federal income tax cost of common stock and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. At December 31, 1999, the Fund had a net capital loss carryforward of $106,037,000, of which $43,225,000 expires on December 31, 2006 and $62,812,000 expires on December 31, 2007.

Tax regulations require the Fund to assume that open option contracts are closed each year-end and include the resulting calculated capital gain or loss in the determination of federal taxable income.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   TRANSACTIONS WITH AFFILIATES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to that level.

3.   INVESTMENT TRANSACTIONS
For the six months ended June 30, 2000, cost of purchases of investment securities (excluding short-term investments) totaled $484,769,000 and proceeds from sales totaled $146,452,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2000, transactions in written options were as follows:
                                                                Premiums
                                           Contracts            (000's)
                                           ---------            -------

Outstanding at December 31, 1999               6,853           $  48,014
Options written                               34,549             183,144
Options exercised                            (32,595)           (177,513)
                                            --------           ---------
Outstanding at June 30, 2000                   8,807           $  53,645
                                            ========           =========

4.   BANK LINE OF CREDIT
The Fund has an uncommitted $37.5 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2000, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the six months ended June 30, 2000, there were no borrowings on this line of credit.

--------------------------------------------------------------------------------
THE GATEWAY TRUST

--------------------------------------------------------------------------------




                               INVESTMENT ADVISER:
                        Gateway Investment Advisers, L.P.

                             SHAREHOLDER SERVICING:
                        Gateway Investment Advisers, L.P.

                                    AUDITORS:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   CUSTODIAN:
                               Firstar Bank, N.A.
                                 Cincinnati, OH

                                    TRUSTEES:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

--------------------------------------------------------------------------------


                                 AFFORDABILITY
                                 -------------

                       $1,000 Minimum Initial Investment
                      $500 Minimum Initial IRA Investment
                       $100 Minimum Additional Investment
                           No Annual Account Charges
                              No-Fee IRA Accounts

                                  CONVENIENCE
                                  -----------

                 Free Telephone Exchanges Between Gateway Funds
                          Automatic Investment Program
                         Systematic Withdrawal Program
                             Telephone Redemptions

                                  FLEXIBILITY
                                  -----------

                   Available for numerous investment options:

                                  Individuals
                                      IRAs
                                     Trusts
                                 Pension Plans
                                Gifts to Minors


--------------------------------------------------------------------------------

                                                  GATEWAY
                                                  SMALL CAP INDEX FUND
                                                  FUND


















                                                  Semi-Annual Report
                                                  June 30, 2000
                                                  (Unaudited)
THE GATEWAY TRUST
P. O. BOX 5211
CINCINNATI, OH  45201-5211
(800) 354-6339

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Highlights at June 30, 2000
--------------------------------------------------------------------------------


                                          AVERAGE ANNUAL TOTAL RETURN
                                    ----------------------------------------

                             Past       One      Three      Five    Since Inception  Price
                           Quarter     Year      Years      Years     on 6/16/93   Per Share
                           -------     ----      -----      -----     ----------   ---------

GATEWAY SMALL CAP
   INDEX FUND                 0.70%     21.74%   13.22%      15.05%     12.33%        $14.42

Wilshire Small Cap Index      1.92      25.72    17.61       19.56

Russell 2000 Index           (3.78)     14.32    10.57       14.27



                                             CUMULATIVE TOTAL RETURN
                                    ----------------------------------------

                             Past        One     Three      Five    Since Inception
                           Quarter      Year     Years      Years      on 6/16/93
                           -------      ----     -----      -----      ----------

GATEWAY SMALL CAP
   INDEX FUND                 0.70%     21.74%   45.14%     101.57%     126.75%

Wilshire Small Cap Index      1.92      25.72    62.73      144.52

Russell 2000 Index           (3.78)     14.32    35.20       94.84




Data sources throughout this report: Gateway Investment Advisers, L.P., TowersData and Bloomberg

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Letter from the Chairman
--------------------------------------------------------------------------------

Dear Shareholder:

The rally in small capitalization stocks that began last year continued in the first half of 2000. Despite increasing volatility, these formerly forgotten stocks moved counter to the downward trend prevailing for large capitalization stocks and posted gains for the six months. Portfolio Manager Patrick Rogers maintained a fully invested position in order to take advantage of the abundant values offered in this sector.

Primarily through market appreciation, the Fund's total assets continued to grow in the first half of 2000.

The Gateway Small Cap Index Fund continued to match faithfully the Wilshire Small Cap Index. This index represents a representative cross section of the small capitalization sector of the market. As this sector was deemed attractive at year-end and into 2000, risk-management strategies were not deployed in the first half.

As we move into the second half of 2000, prospects remain bright for the small cap sector of the market. The economy is strong, inflation is low and smaller companies are well-poised to exploit these opportunities. Your Fund will be there to participate.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

Despite the volatility surrounding the equity markets during the first half of 2000, the Gateway Small Cap Index Fund produced positive returns for the first two quarters of the year.

    --------------------------------------------------------------------
                                   GATEWAY
                               SMALL CAP INDEX           RUSSELL 2000
                                    FUND                    INDEX
    --------------------------------------------------------------------
      First Quarter                 4.83%                    7.08%
    --------------------------------------------------------------------
      Second Quarter                0.70%                   (3.78%)
    --------------------------------------------------------------------


For the six and twelve months ended June 30, 2000, the Gateway Small Cap Index Fund produced total returns of 5.56% and 21.74%, respectively. This compares favorably to the 3.04% and 14.32% returns produced by the Russell 2000 Index over the same periods.

The Gateway Small Cap Index Fund invests in the 250 stocks represented in the Wilshire Small Cap Index. The weighted average market capitalization for the portfolio is $3.5 billion. The largest industry sector is Information Technology at 31.7%.

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

   -------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                                TOP TEN HOLDINGS
   -------------------------------------------------------------------------
                                                          AS A PERCENTAGE OF
                  STOCKS                                      NET ASSETS
   -------------------------------------------------------------------------
     Palm, Inc.                                                  6.4%
     Internet Capital Group, Inc.                                3.6
     Akamai Technologies, Inc.                                   3.2
     Liberty Digital, Inc.                                       2.5
     Intersil Holding Corporation                                1.4
     Polycom, Inc.                                               1.2
     Avanex Corporation                                          1.2
     RSA Security Inc.                                           1.0
     Digital Microwave Corporation                               0.9
     ADC Telecommunications, Inc.                                0.9
   -------------------------------------------------------------------------

We certainly appreciate your trust and confidence in us. We look forward to continued success.

/s/ J. Patrick Rogers

J. Patrick Rogers, CFA
Portfolio Manager

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

                         GROWTH OF A $10,000 INVESTMENT
                 June 16, 1993 (inception date) - June 30, 2000


                              PLOT POINTS FOR CHART


       GATEWAY SMALL CAP  RUSSELL 2000
         INDEX FUND          INDEX
          $10,000.00      $10,000.00
          $10,100.00      $10,062.00
          $10,179.99      $10,200.86
          $10,539.96      $10,641.53
          $10,639.98      $10,941.62
          $10,579.97      $11,222.82
          $10,449.94      $10,853.59
          $10,649.96      $11,224.79
          $10,927.81      $11,577.24
          $10,866.62      $11,535.57
          $10,362.41      $10,926.49
          $10,310.90      $10,990.95
          $10,156.55      $10,867.86
           $9,807.17      $10,498.35
           $9,982.12      $10,670.52
          $10,517.27      $11,264.87
          $10,249.71      $11,227.70
          $10,332.01      $11,183.91
           $9,879.22      $10,732.08
          $10,012.99      $11,020.77
           $9,857.02      $10,881.91
          $10,272.93      $11,334.60
          $10,428.90      $11,529.55
          $10,647.25      $11,785.51
          $10,886.38      $11,988.22
          $11,250.32      $12,610.41
          $11,863.78      $13,336.77
          $12,102.93      $13,612.84
          $12,113.32      $13,856.51
          $11,624.64      $13,237.12
          $11,988.49      $13,793.08
          $12,195.89      $14,157.22
          $12,173.81      $14,141.64
          $12,471.83      $14,582.86
          $12,847.11      $14,880.35
          $13,476.23      $15,676.45
          $13,862.59      $16,294.10
          $13,255.69      $15,624.42
          $12,317.58      $14,260.41
          $13,001.95      $15,088.94
          $13,520.73      $15,678.91
          $13,443.52      $15,437.46
          $14,094.73      $16,073.48
          $14,274.58      $16,494.61
          $14,641.43      $16,824.50
          $14,594.14      $16,417.34
          $14,014.17      $15,642.45
          $14,203.50      $15,686.25
          $15,197.75      $17,430.56
          $15,623.89      $18,178.33
          $16,736.47      $19,023.62
          $17,138.14      $19,459.26
          $17,978.43      $20,883.68
          $17,232.86      $19,966.88
          $17,114.47      $19,837.10
          $17,220.41      $20,184.25
          $17,105.38      $19,865.34
          $18,561.73      $21,333.39
          $19,353.76      $22,212.32
          $19,698.64      $22,334.49
          $18,523.42      $21,130.66
          $18,191.30      $21,175.03
          $16,786.93      $19,459.86
          $13,350.31      $15,680.75
          $14,206.20      $16,908.56
          $15,010.98      $17,598.42
          $15,854.14      $18,520.58
          $16,636.07      $19,667.01
          $17,314.16      $19,928.58
          $16,044.51      $18,314.36
          $16,289.83      $18,600.07
          $17,718.28      $20,266.63
          $17,819.28      $20,562.52
          $18,627.21      $21,491.95
          $18,122.22      $20,903.07
          $17,617.16      $20,129.66
          $17,703.66      $20,133.68
          $18,352.85      $20,214.22
          $19,391.62      $21,421.01
          $21,481.26      $23,845.87
          $20,381.42      $23,461.95
          $23,935.94      $27,335.51
          $22,521.33      $25,534.10
          $22,158.73      $23,996.95
          $21,041.93      $22,597.93
          $22,676.89      $24,568.47


                -----------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                               AS OF JUNE 30, 2000
                -----------------------------------------------
                    One Year                    21.74%
                -----------------------------------------------
                    Five Years                  15.05%
                -----------------------------------------------
                    Life of Fund                12.33%
                -----------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                                        Value
       ------                                                                                        -----
                      COMMON STOCKS - 98.4%
                      CONSUMER DISCRETIONARY - 16.1%
        2,000         Ames Department Stores, Inc.*                                         $       15,500
        1,900         Applebee's International, Inc.                                                57,594
        1,800         Arvin Industries, Inc.                                                        31,275
        3,100         Aztar Corporation*                                                            48,050
        2,300         Be Free, Inc.*                                                                20,700
        2,800         Bob Evans Farms, Inc.                                                         41,825
        5,300         Callaway Golf Company                                                         86,456
        2,200         CDnow, Inc.*                                                                   6,806
        7,000         Charming Shoppes, Inc.*                                                       35,656
        2,252         Chris-Craft Industries, Inc.*                                                148,773
        1,400         Dress Barn, Inc.*                                                             30,975
        6,600         Extended Stay America, Inc.*                                                  61,050
        2,200         Fossil, Inc.*                                                                 42,763
        8,100         Hollinger International Inc. - Class A                                       110,362
        8,200         HomeGrocer.com*                                                               49,456
        2,100         Houghton Mifflin Company                                                      98,044
        1,800         Insight Enterprises, Inc.*                                                   106,763
       18,400         Internet Capital Group, Inc.*                                                681,087
        3,300         Kaufman and Broad Home Corporation                                            65,381
        1,900         Kellwood Company                                                              40,138
        4,300         La-Z-Boy Incorporated                                                         60,200
        2,100         Lands' End, Inc.*                                                             70,088
        3,700         Lennar Corporation                                                            74,925
        2,400         Lone Star Steakhouse & Saloon, Inc.                                           24,300
        4,150         Mohawk Industries, Inc.*                                                      90,262
        2,500         Nautica Enterprises, Inc.*                                                    26,719
        2,100         Papa John's International, Inc.*                                              51,450
        7,700         PETsMART, Inc.*                                                               25,987
        3,000         Pulte Corporation                                                             64,875
        1,900         PurchasePro.com, Inc.*                                                        77,900
        4,400         Ruby Tuesday, Inc.                                                            55,275
        1,400         Russ Berrie and Company, Inc.                                                 26,950
        1,100         Scholastic Corporation*                                                       67,238
        4,400         StarMedia Network, Inc.*                                                      83,050
        2,900         Station Casinos, Inc.*                                                        72,500



6                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----
                      CONSUMER DISCRETIONARY (CONTINUED)
        3,300         Stride Rite Corporation                                               $       20,213
        3,300         Sunglass Hut International, Inc.*                                             27,122
        1,800         Superior Industries International, Inc.                                       46,350
        9,400         Venator Group, Inc.*                                                          96,350
        1,000         West Pharmaceutical Services, Inc.                                            21,625
        3,700         WestPoint Stevens Inc.                                                        41,162
        1,500         WorldGate Communications, Inc.*                                               26,625
       11,700         Ziff-Davis Inc.*                                                             105,300
                                                                                            --------------
                                                                                                 3,035,120
                                                                                            --------------

                      CONSUMER STAPLES - 2.8%
        1,607         Block Drug Company, Inc. - Class A                                            67,996
        1,900         Dreyer's Grand Ice Cream, Inc.                                                39,900
        3,000         Earthgrains Company                                                           58,313
        2,800         Fleming Companies, Inc.                                                       36,575
        4,700         NBTY, Inc.*                                                                   29,962
        5,200         Perrigo Company*                                                              32,825
        4,200         Playtex Products, Inc.*                                                       47,512
        2,100         Ralcorp Holdings, Inc.*                                                       25,725
        4,500         Rexall Sundown, Inc.*                                                        108,000
        1,800         Whole Foods Market, Inc.*                                                     74,363
                                                                                            --------------
                                                                                                   521,171
                                                                                            --------------

                      ENERGY - 3.1%
        2,200         Barrett Resources Corporation*                                                66,963
        3,900         Marine Drilling Companies, Inc.*                                             109,200
        4,900         Newpark Resources, Inc.*                                                      46,244
        5,500         Parker Drilling Company*                                                      34,031
        2,800         Pogo Producing Company                                                        61,950
        4,200         Pride International, Inc.*                                                   103,950
        2,300         Tesoro Petroleum Corporation*                                                 23,287
        5,906         Varco International, Inc.*                                                   137,314
                                                                                            --------------
                                                                                                   582,939
                                                                                            --------------


                 See accompanying notes to financial statements                7

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----
                      FINANCIALS - 9.8%
        6,100         21st Century Insurance Group                                          $       96,075
        1,800         Advanta Corp. - Class A                                                       21,938
        4,400         Allied Capital Corporation                                                    74,800
        5,000         AmeriCredit Corp.*                                                            85,000
        2,200         Bank United Corp. - Class A                                                   77,413
        7,300         Catellus Development Corporation*                                            109,500
        3,100         City National Corporation                                                    110,050
        3,500         Community First Bankshares, Inc.                                              57,094
        3,000         Doral Financial Corporation                                                   34,312
        2,700         Enhance Financial Services Group Inc.                                         38,812
        4,600         First American Corporation                                                    65,837
        5,000         Fremont General Corporation                                                   19,687
        4,700         Independence Community Bank Corp.                                             62,275
        3,400         Keystone Financial, Inc.                                                      72,250
        1,300         Liberty Corporation                                                           54,600
        1,200         National Discount Brokers Group, Inc.*                                        38,250
        1,600         Nationwide Financial Services, Inc. - Class A                                 52,600
        2,100         NetBank, Inc.*                                                                26,119
        1,853         Provident Bankshares Corporation                                              25,016
        2,500         Radian Group Inc.                                                            129,375
        3,200         Raymond James Financial, Inc.                                                 72,000
        8,200         Reliance Group Holdings, Inc.*                                                 6,150
        2,000         Riggs National Corporation                                                    25,250
        5,400         Roslyn Bancorp, Inc.                                                          89,691
        3,000         Silicon Valley Bancshares*                                                   127,875
        4,331         Valley National Bancorp                                                      105,297
        3,853         Washington Federal, Inc.                                                      70,317
        2,600         Westamerica Bancorporation                                                    67,925
        2,000         Zenith National Insurance Corp.                                               42,500
                                                                                           ---------------
                                                                                                 1,858,008
                                                                                           ---------------


8                   See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----
                      HEALTH CARE - 9.3%
        2,100         Aclara Biosciences Inc.*                                               $     106,969
        1,900         Acuson Corporation*                                                           25,650
        3,200         Alliance Pharmaceutical Corp.*                                                36,000
        1,100         Aviron*                                                                       33,963
        2,000         Beckman Coulter, Inc.                                                        116,750
        3,600         Bio-Technology General Corp.*                                                 47,475
        2,500         Cell Genesys, Inc.*                                                           70,000
        2,200         Cephalon, Inc.*                                                              131,725
        4,200         Coventry Health Care, Inc.*                                                   55,978
        4,900         CYTOGEN Corporation*                                                          49,612
        3,600         DENTSPLY International Inc.                                                  110,925
          900         Diagnostic Products Corporation                                               28,800
        3,000         Dura Pharmaceuticals, Inc.*                                                   43,125
        4,000         Edwards Lifesciences Corporation*                                             76,500
        2,500         Enzon, Inc.*                                                                 106,250
        1,600         Gene Logic Inc.*                                                              57,100
        1,300         Geron Corporation*                                                            41,600
        1,800         Haemonetics Corporation*                                                      37,800
        2,500         IDEXX Laboratories, Inc.*                                                     57,188
        3,300         Immunomedics, Inc.*                                                           80,850
        3,400         Mid Atlantic Medical Services, Inc.*                                          45,900
        1,800         Neoforma.com, Inc.*                                                           12,656
          900         NeoRx Corporation*                                                            16,988
        5,700         Oxford Health Plans, Inc.*                                                   135,731
        3,100         PSS World Medical, Inc.*                                                      20,828
        3,300         Summit Technology, Inc.*                                                      62,287
        5,800         Total Renal Care Holdings, Inc.*                                              34,800
        4,100         VISX, Incorporated*                                                          115,056
                                                                                            --------------
                                                                                                 1,758,506
                                                                                            --------------


                See accompanying notes to financial statements                9

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                                        Value
       ------                                                                                        -----
                      INDUSTRIALS - 16.0%
        3,400         Airborne Freight Corporation                                          $       64,387
        5,100         Akamai Technologies, Inc.*                                                   605,545
        1,800         Alaska Air Group, Inc.*                                                       48,825
        2,109         Albany International Corp. - Class A*                                         30,581
        2,500         AptarGroup, Inc.                                                              67,500
        1,800         Arnold Industries, Inc.                                                       21,713
        2,500         Baldor Electric Company                                                       46,562
        1,900         Banta Corporation                                                             35,981
        2,100         Carlisle Companies Incorporated                                               94,500
          700         Chemed Corporation                                                            19,731
        1,700         CLARCOR Inc.                                                                  33,788
        2,200         CMP Group, Inc.                                                               64,488
        1,400         Digital River, Inc.*                                                          10,763
        3,100         Donaldson Company, Inc.                                                       61,225
        2,600         Dycom Industries, Inc.*                                                      119,600
        3,000         GenCorp Inc.                                                                  24,000
        4,200         Hon Industries, Inc.                                                          98,700
        2,500         J. B. Hunt Transport Services, Inc.*                                          38,594
        2,100         Kennametal Inc.                                                               45,019
        2,800         Kimball International, Inc. - Class B                                         41,300
        2,500         MedQuist Inc.*                                                                85,000
        5,100         MicroStrategy Incorporated*                                                  153,000
        2,600         Milacron Inc.                                                                 37,700
          600         NACCO Industries, Inc. - Class A                                              21,075
        2,300         New Era of Networks, Incorporated*                                            97,750
        2,300         Newport News Shipbuilding Inc.                                                84,525
        2,300         Overseas Shipholding Group, Inc.                                              56,638
        3,300         Pentair, Inc.                                                                117,150
        3,600         Pittston Company                                                              49,275
        3,300         Profit Recovery Group International, Inc.*                                    54,862
        3,500         Proxicom, Inc.*                                                              167,562
        2,100         Rollins, Inc.                                                                 31,237
        4,100         Rollins Truck Leasing Corp.                                                   28,444
        6,300         SAVVIS Communications Corporation*                                            82,294
        2,000         Standard Register Company                                                     28,500
        2,600         Teleflex Incorporated                                                         96,362

10                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----
                      INDUSTRIALS (CONTINUED)
        1,200         Vertel Corporation*                                                   $       21,000
        3,000         Wallace Computer Services, Inc.                                               29,625
        3,100         Wind River Systems, Inc.*                                                    117,412
        1,700         Yellow Corporation*                                                           25,075
        2,700         York International Corporation                                                70,538
                                                                                           ---------------
                                                                                                 3,027,826
                                                                                           ---------------

                      INFORMATION TECHNOLOGY - 31.7%
        2,107         ADC Telecommunications, Inc.*                                                176,725
        3,700         Advanced Digital Information Corporation*                                     58,969
        2,800         American Management Systems, Incorporated*                                    91,919
        2,000         Ancor Communications, Incorporated*                                           71,531
        2,500         ANTEC Corporation*                                                           103,906
        3,300         Aspect Communications Corporation*                                           129,731
        2,300         Avanex Corporation*                                                          219,650
        1,600         Avid Technology, Inc.*                                                        19,200
          700         Bottomline Technologies, Inc.*                                                23,931
        3,700         Brightpoint, Inc.*                                                            32,028
        2,800         Broadbase Software, Inc.*                                                     85,750
        4,200         Cambridge Technology Partners, Inc.*                                          36,619
        2,300         Cerner Corporation*                                                           62,675
        4,500         Cirrus Logic, Inc.*                                                           72,000
        1,000         Com21, Inc.*                                                                  25,000
        3,600         Concurrent Computer Corporation*                                              47,250
        3,000         Credence Systems Corporation*                                                165,562
        2,000         Cymer, Inc.*                                                                  95,500
        4,700         Digital Microwave Corporation*                                               179,187
        1,600         F5 Networks, Inc.*                                                            87,300
        2,600         General Semiconductor, Inc.*                                                  38,350
        1,500         Gerber Scientific, Inc.                                                       17,250
        4,300         Glenayre Technologies, Inc.*                                                  45,419
        2,200         Globix Corporation*                                                           64,488
        2,300         Harmonic Inc.*                                                                56,925
        1,700         Hutchinson Technology Incorporated*                                           24,225
        2,130         Hyperion Solutions Corporation*                                               69,092
        1,700         Integrated Silicon Solution, Inc.*                                            64,600

              See accompanying notes to financial statements                 11

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----
                      INFORMATION TECHNOLOGY (CONTINUED)
        4,900         Intersil Holding Corporation*                                          $     264,906
        1,100         Intraware, Inc.*                                                              17,669
       19,100         Iomega Corporation*                                                           76,400
        1,600         Kulicke and Soffa Industries, Inc.*                                           95,000
        8,100         Maxtor Corporation*                                                           85,556
        4,500         Mentor Graphics Corporation*                                                  89,437
        6,600         Micron Electronics, Inc.*                                                     82,500
        1,000         Net Perceptions, Inc.*                                                        15,875
        6,200         NetZero, Inc.*                                                                32,356
        4,100         Oak Technology, Inc.*                                                         88,406
        3,000         Open Market, Inc.*                                                            41,437
        3,200         P-Com, Inc.*                                                                  18,200
       36,300         Palm, Inc.*                                                                1,211,512
        2,200         Paradyne Networks, Inc.*                                                      71,638
        2,400         Polycom, Inc.*                                                               225,825
        2,000         Power Integrations, Inc.*                                                     47,125
        2,100         Puma Technology, Inc.*                                                        56,306
        2,000         Remedy Corporation*                                                          111,500
        2,600         RSA Security Inc.*                                                           180,050
        6,200         S3 Incorporated*                                                              91,450
        1,800         Shared Medical Systems Corporation                                           131,288
        2,300         Silicon Valley Group, Inc.*                                                   59,513
        2,000         SpeedFam-IPEC, Inc.*                                                          36,375
        1,400         Spyglass, Inc.*                                                               43,838
        2,524         Structural Dynamics Research Corporation*                                     38,018
        5,600         Sybase Incorporated*                                                         128,800
        2,900         Sykes Enterprises, Incorporated*                                              37,338
        2,300         Transaction Systems Architects, Inc. - Class A*                               39,388
        2,300         Valence Technology, Inc.*                                                     42,406
        2,100         Verity, Inc.*                                                                 79,800
        5,800         Viasystems Group, Inc.*                                                       93,887
        2,900         Wave Systems Corp. - Class A*                                                 45,856
        9,100         Western Digital Corporation*                                                  45,500
        1,900         Xircom, Inc.*                                                                 90,250
                                                                                           ---------------

                                                                                                 5,980,187
                                                                                           ---------------

12                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----
                      MATERIALS - 2.6%
        5,000         Airgas, Inc.*                                                         $       28,437
        7,200         AK Steel Holding Corporation                                                  57,600
        1,100         Brush Engineered Materials Inc.                                               17,188
        1,500         Carpenter Technology Corporation                                              31,688
        1,200         Chesapeake Corporation                                                        35,550
        3,800         Gaylord Container Corporation - Class A*                                      10,212
        2,100         Georgia Gulf Corporation                                                      43,706
        1,000         H. B. Fuller Company                                                          45,563
        2,600         Stillwater Mining Company*                                                    72,475
        2,700         Ventro Corporation*                                                           50,963
        5,000         W. R. Grace & Co.*                                                            60,625
        3,663         Wausau-Mosinee Paper Corporation                                              31,364
                                                                                           ---------------
                                                                                                   485,371
                                                                                           ---------------

                      TELECOMMUNICATION SERVICES - 4.2%
        2,500         IDT Corporation*                                                              84,844
        3,400         Intermedia Communications Inc.*                                              101,150
       15,900         Liberty Digital, Inc.*                                                       477,000
        4,500         TALK.com, Inc.*                                                               26,156
        3,400         Viatel, Inc.*                                                                 97,113
                                                                                           ---------------
                                                                                                   786,263
                                                                                           ---------------

                      UTILITIES - 2.8%
        1,200         CH Energy Group, Inc.                                                         40,725
        3,775         MDU Resources Group, Inc.                                                     81,634
        5,000         Minnesota Power, Inc.                                                         86,562
        1,800         Northwest Natural Gas Company                                                 40,275
        2,200         ONEOK, Inc.                                                                   57,063
        2,900         Public Service Company of New Mexico                                          44,769
        2,100         Southwest Gas Corporation                                                     36,750
        2,200         UGI Corporation                                                               45,100
        2,280         UniSource Energy Corporation                                                  34,200
        4,600         Western Resources, Inc.                                                       71,300
                                                                                           ---------------
                                                                                                   538,378
                                                                                           ---------------

                         Total Common Stocks (cost $17,836,897)                                 18,573,769

               See accompanying notes to financial statements                13

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Value
                                                                                                     -----
                      REPURCHASE AGREEMENT - 6.7% **
                      4.25% repurchase agreement with Firstar Bank, N.A.,
                         dated June 30, 2000, due July 3, 2000
                         (repurchase proceeds $1,263,447)                                     $  1,263,000
                                                                                              ------------

                         Total Common Stocks and Repurchase Agreement - 105.1%                  19,836,769

                      LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1%)                              (967,728)
                                                                                              ------------

                      NET ASSETS - 100.0%                                                      $18,869,041
                                                                                               ===========


                      *   Non-income producing.
                      ** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

14                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Statement of Assets and Liabilities - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (cost $17,836,897)                         $ 18,573,769
Repurchase agreement                                                  1,263,000
Cash                                                                        914
Dividends and interest receivable                                         9,161
Receivable for fund shares sold                                             556
Receivable for investments sold                                          40,483
Other assets                                                             11,092
                                                                   ------------
   Total assets                                                      19,898,975
                                                                   ------------

LIABILITIES:
Payable for investments purchased                                     1,017,211
Other accrued expenses and liabilities                                   12,723
                                                                   ------------
   Total liabilities                                                  1,029,934
                                                                   ------------

NET ASSETS                                                         $ 18,869,041
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 15,087,148
Accumulated net investment loss                                         (48,838)
Accumulated realized gain on investment transactions                  3,093,859
Net unrealized appreciation on investments                              736,872
                                                                   ------------
   Net assets                                                      $ 18,869,041
                                                                   ============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                 1,308,679
                                                                   ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                 $      14.42
                                                                   ============


               See accompanying notes to financial statements                 15

-------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Statement of Operations - For the Six Months Ended June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                                           $    81,506
Interest                                                                 10,219
                                                                    -----------
   Total investment income                                               91,725
                                                                    -----------
EXPENSES:
Investment advisory and management fees                                  84,338
Transfer agent and accounting fees                                       42,676
Custodian fees                                                           11,980
Reports to shareholders                                                   7,784
Registration fees                                                         7,403
Professional fees                                                         6,149
Trustees' fees                                                            3,610
Insurance expense                                                         1,102
Other expenses                                                            1,886
                                                                    -----------
   Total expenses                                                       166,928
Fees waived                                                             (26,365)
                                                                    -----------
   Net expenses                                                         140,563
                                                                    -----------

NET INVESTMENT LOSS                                                     (48,838)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                          3,167,929
Net decrease in unrealized appreciation on investments               (2,152,034)
                                                                    -----------
   Net realized and unrealized gain on investments                    1,015,895
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   967,057
                                                                    ===========




16                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended
                                                                       June 30, 2000       Year Ended
                                                                        (Unaudited)     December 31, 1999
                                                                        -----------     -----------------
FROM OPERATIONS:
Net investment loss                                                    $    (48,838)      $    (61,551)
Net realized gain on investment transactions                              3,167,929          1,521,971
Net increase (decrease) in unrealized appreciation on investments        (2,152,034)         2,372,500
                                                                       ------------       ------------
   Net increase in net assets from operations                               967,057          3,832,920
                                                                       ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investment transactions                                --         (1,485,231)
                                                                       ------------       ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                 7,891,419         13,401,113
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                 --          1,418,124
Payments for shares redeemed                                             (8,036,564)       (13,247,375)
                                                                       ------------       ------------
   Net increase (decrease) in net assets from fund shares
     transactions                                                          (145,145)         1,571,862
                                                                       ------------       ------------
NET INCREASE IN NET ASSETS                                                  821,912          3,919,551

NET ASSETS:
Beginning of period                                                      18,047,129         14,127,578
                                                                       ------------       ------------
End of period                                                          $ 18,869,041       $ 18,047,129
                                                                       ============       ============

FUND SHARE TRANSACTIONS:
Shares sold                                                                 563,667          1,048,860
Shares issued in reinvestment of distributions to shareholders                   --            105,124
Shares redeemed                                                            (576,045)        (1,057,918)
                                                                       ------------       ------------
   Net increase (decrease) in fund shares outstanding                       (12,378)            96,066
Shares outstanding, beginning of period                                   1,321,057          1,224,991
                                                                       ------------       ------------
Shares outstanding, end of period                                         1,308,679          1,321,057
                                                                       ============       ============

               See accompanying notes to financial statements                17

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Financial Highlights - Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                        Six Months
                                           Ended
                                          June 30,                    Year Ended December 31,
                                           2000
                                        (Unaudited)     1999        1998       1997        1996      1995 (1)
                                        -----------     ----        ----       ----        ----      --------

BEGINNING NET ASSET VALUE                 $ 13.66      $ 11.53      $ 13.48    $ 12.06    $ 11.05     $  9.63

INVESTMENT OPERATIONS:
Net investment income (loss)                (0.04)       (0.05)       (0.05)     (0.02)      0.01        0.03
Net gain (loss) on investments               0.80         3.39        (0.41)      2.51       1.87        2.07
                                        ----------   ----------   ---------  ---------- ----------   --------
   Total from investment operations          0.76         3.34        (0.46)      2.49       1.88        2.10
                                        ----------   ----------   ---------  ---------- ----------   --------

DISTRIBUTIONS:
Dividends from net investment income           --           --          --         --       (0.01)      (0.01)
Distributions from net realized gain           --        (1.21)       (1.45)     (1.07)     (0.86)      (0.67)
Distributions in excess of net
   realized gain                               --           --        (0.04)        --         --          --
                                        ----------   ----------   ---------  ---------- ----------   --------
   Total distributions                         --        (1.21)       (1.49)     (1.07)     (0.87)      (0.68)
                                        ----------   ----------   ---------  ---------- ----------   --------

ENDING NET ASSET VALUE                    $ 14.42      $ 13.66      $ 11.53    $ 13.48    $ 12.06      $11.05
                                          =======      ========     ========   ========   ========     ======

TOTAL RETURN                                 5.56%(2)    29.13%       (3.40%)    20.64%     17.04%      21.81%


ENDING NET ASSETS (000's)                 $18,869      $18,047      $14,128    $15,811    $10,921     $ 9,418

AVERAGE NET ASSETS RATIOS:
Net expenses                                 1.50%(3)     1.47%        1.50%      1.50%      1.50%       1.68%

Net investment income (loss)                (0.52%)(3)   (0.43%)      (0.42%)    (0.19%)     0.03%       0.09%

PORTFOLIO TURNOVER RATE                        45%(2)       64%          30%        32%        20%         20%



(1) On December 15, 1995, Gateway Investment Advisers, L.P. succeeded Gateway Investment Advisers, Inc. as investment adviser to the Fund.
(2)  Not annualized.
(3)  Annualized.

18             See accompanying notes to financial statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Small Cap Index Fund (the Fund) are included in this report. The primary investment objective of the Fund is long-term growth of capital. The Fund attempts to achieve its investment objective primarily by investing in the 250 stocks included in the Wilshire Small Cap Index and, at times, by purchasing put or call options on an index. The financial statements of the Gateway Fund and the Cincinnati Fund(R) are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at market value and option contracts at the average of the closing bid and asked quotations. Prior to May 1, 2000, the Fund normally valued common stocks at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to share-holders. Based on this policy, the Fund makes no provision for income taxes.

At June 30, 2000, the cost of common stock for federal income tax purposes was $17,893,132; gross unrealized appreciation totaled $2,851,847 and gross unrealized depreciation totaled $2,171,210. The difference between the federal income tax cost of common stock and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.90% of the first $50 million of the Fund's average daily net assets, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its advisory fee as necessary to limit the Fund's expenses to the stated level. For 2000, the Adviser committed to waive some or all of its advisory fee if the Fund's expense ratio exceeds 1.50%. Any waiver, however, cannot exceed the aggregate advisory fee paid by the Fund for the applicable year. Accordingly, for the six months ended June 30, 2000, the Adviser waived investment advisory and management fees of $26,365.

At June 30, 2000, the Adviser held 36% of the Fund's outstanding shares in a fiduciary capacity.

3.   INVESTMENT TRANSACTIONS
For the six months ended June 30, 2000, cost of purchases of investment securities (excluding short-term investments) totaled $8,162,447 and proceeds from sales totaled $8,336,260.

The Fund may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in portfolio value. The value of purchased calls increases as the value of the underlying index increases. No put or call options on stock indexes were bought by the Fund during the six months ended June 30, 2000.

4.   BANK LINE OF CREDIT
The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2000, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the six months ended June 30, 2000, there were no borrowings on this line of credit.

--------------------------------------------------------------------------------
THE GATEWAY TRUST

--------------------------------------------------------------------------------




                               INVESTMENT ADVISER:
                        Gateway Investment Advisers, L.P.

                             SHAREHOLDER SERVICING:
                        Gateway Investment Advisers, L.P.

                                    AUDITORS:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   CUSTODIAN:
                               Firstar Bank, N.A.
                                 Cincinnati, OH

                                    TRUSTEES:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

--------------------------------------------------------------------------------

                                 AFFORDABILITY
                                 -------------

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                              No-Fee IRA Accounts


                                  CONVENIENCE
                                  -----------

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions


                                  FLEXIBILITY
                                  -----------

                   Available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors


--------------------------------------------------------------------------------

                                                  CINCINNATI FUND(R)







                                                       SEMI-ANNUAL REPORT
                                                          JUNE 30, 2000
                                                            (Unaudited)

CINCINNATI FUND(R)
P.O. BOX 5211 CINCINNATI, OHIO 45201-5211
(800) 354-5525

                               CINCINNATI FUND(R)
---------------------------Highlights at June 30, 2000--------------------------

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                    -------------------------------------------
                                            Past       One     Three    Five   Since Inception   Price
                                           Quarter    Year     Years    Years    on 11/7/94    Per Share
                                           -------    ----     -----    -----    ----------    ---------

  CINCINNATI FUND(R)                       (2.89%)    (9.29%)   5.76%    12.59%    14.11%         $18.79

  Salomon Broad Investment-Grade
     Medium-Term (1-10) Index               1.94       4.56     5.79      6.10

  S&P 500 Index                            (2.66)      7.25    19.66     23.79

  Russell 2000 Index                       (3.78)     14.32    10.57     14.27


                                                      CUMULATIVE TOTAL RETURN
                                                    --------------------------

                                            Past        One    Three    Five    Since Inception
                                           Quarter     Year    Years    Years     on 11/7/94
                                           -------     ----    -----    -----     ----------

  CINCINNATI FUND(R)                       (2.89%)    (9.29%)  18.29%    80.96%    110.81%

  Salomon Broad Investment-Grade
      Medium-Term (1-10) Index              1.94       4.56    18.38      34.48

  S&P 500 Index                            (2.66)      7.25    71.34     190.72

  Russell 2000 Index                       (3.78)     14.32    35.20      94.84




   Data sources throughout this report: Gateway Investment Advisers, L.P. and
                                   TowersData

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

        This report must be preceded by or accompanied by a prospectus.

1 CINCINNATI FUND

                               CINCINNATI FUND(R)
----------------------------Letter from the Chairman----------------------------
Dear Shareholder:

         In the first half of the year, equity investors continued to favor "new" economy stocks over "old" economy stocks. The Cincinnati business community is representative of traditional business successes in America, but it has not attracted a wide variety of high-technology companies. While this phenomenon has inhibited your Fund's returns for the past eighteen months, there was a discernable change in market sentiment in the second quarter. Investors' re-emphasis on traditional companies improved the Fund's return in the second quarter, but was insufficient to produce a net gain for the first half.

         As the first six months of 2000 drew to a close, financial stocks, utilities and industrials began to reflect their excellent earnings reports. In addition, other large stock holdings in the Fund stabilized late in the second quarter.

         As we move into the second half of 2000, economic conditions are very favorable for the continued profitability of Cincinnati's major stock sector representatives; notably, financials, consumer stocks and industrials. We look forward to the potential for participation in further recovery for these formerly out-of-favor companies.

                                 Cordially,

                                 /s/ Walter G. Sall

                                 Walter G. Sall
                                 Chairman










                                                               CINCINNATI FUND 2

                               CINCINNATI FUND(R)
---------------------------Portfolio Manager's Report---------------------------

         Many of the locally based stocks which have produced consistently high returns for the Cincinnati Fund(R) and for generations of local investors have had a difficult time in 2000.

         Procter & Gamble's well-publicized troubles caused the stock to be down a staggering 47.8% for the first six months this year. In addition, our locally based financial stocks, particularly banks, reacted negatively to the Federal Reserve Board's decisions to raise interest rates throughout the period. Thankfully, a few of the Fund's top positions produced outstanding gains, notably NS Group and Convergys. Convergys Corporation, the spin-off of the old Cincinnati Bell Company, provides outsourced, integrated, customer care and billing services around the world. The company serves other companies in a wide range of industries, including communications, technology, cable and broadband services.

         --------------------------------------------------------------
                              Top Five Performers
                        January 1, 2000 to June 30, 2000
                    (price appreciation only - no dividends)
         --------------------------------------------------------------
         NS Group, Inc.                                     175.7%
         Convergys Corporation                               68.9
         Multi-Color Corporation                             43.0
         Frisch's Restaurants, Inc.                          18.3
         Structural Dynamics Research Corp.                  17.8
         --------------------------------------------------------------


         However, the depth of the market decline in interest-rate sensitive stocks, along with Procter & Gamble, were sufficient enough for the Cincinnati Fund to post a loss of 5.3% for the first six months of 2000.

         Although the names remain similar since year-end, the ranking of our top ten holdings has changed, mainly due to their relative stock performance.


3  CINCINNATI FUND

                               CINCINNATI FUND(R)
---------------------------Portfolio Manager's Report--------------------------


      --------------------------------------------------------------------
                                Top Ten Holdings
                               As of June 30, 2000
      -------------------------------------------- -----------------------
                                                       As a Percentage
                   Stocks                               of Net Assets
      --------------------------------------------------------------------
      Convergys Corporation                                   7.2%
      Kroger Co.                                              6.9
      Fifth Third Bancorp                                     6.6
      General Electric Company                                6.0
      Broadwing Inc.                                          5.8
      Firstar Corporation                                     5.4
      Clear Channel Communications, Inc.                      4.4
      Cintas Corporation                                      4.3
      Procter & Gamble Company                                4.3
      Cincinnati Financial Corporation                        3.2
      --------------------------------------------------------------------


         As we move into the second half of the year, the Federal Reserve Board's recent statements and actions indicate a desire to keep interest rates steady. If rates do stabilize, many of our local banks, insurance companies and manufacturing firms should enjoy a better environment in which to perform for the remaining part of the year.


                                                /s/ J. Patrick Rogers

                                                J. Patrick Rogers, CFA
                                                Portfolio Manager







                                                               CINCINNATI FUND 4

                               CINCINNATI FUND(R)
-------------------------- Portfolio Manager's Report---------------------------

                         GROWTH OF A $10,000 INVESTMENT
                November 7, 1994 (inception date) - June 30, 2000


                              PLOT POINTS FOR CHART

 CINCINNATI FUND   S&P 500 INDEX   RUSSELL 2000
                                      INDEX
   $10,000.00       $10,000.00      $10,000.00
    $9,780.00        $9,635.80      $9,596.00
    $9,910.00        $9,778.70      $9,854.13
   $10,070.00       $10,032.26      $9,729.97
   $10,350.00       $10,422.52      $10,134.74
   $10,620.00       $10,730.08      $10,309.05
   $10,930.00       $11,045.55      $10,537.92
   $11,290.03       $11,486.27      $10,719.17
   $11,650.07       $11,753.09      $11,275.49
   $12,099.77       $12,142.12      $11,924.96
   $12,310.30       $12,172.60      $12,171.81
   $12,739.93       $12,686.28      $12,389.68
   $12,689.93       $12,640.99      $11,835.86
   $13,169.61       $13,194.66      $12,332.97
   $13,407.98       $13,448.79      $12,658.56
   $13,459.07       $13,906.59      $12,644.64
   $13,918.97       $14,035.50      $13,039.15
   $14,542.26       $14,170.67      $13,305.15
   $14,552.44       $14,379.54      $14,016.97
   $14,920.33       $14,749.10      $14,569.24
   $14,767.10       $14,805.29      $13,970.45
   $13,929.80       $14,151.19      $12,750.83
   $14,542.99       $14,449.64      $13,491.65
   $15,156.12       $15,261.71      $14,019.17
   $14,869.98       $15,682.63      $13,803.28
   $15,922.62       $16,866.67      $14,371.97
   $16,087.10       $16,532.54      $14,748.52
   $16,452.76       $17,564.17      $15,043.49
   $16,619.92       $17,702.93      $14,679.44
   $16,275.23       $16,977.11      $13,986.57
   $16,515.45       $17,988.94      $14,025.73
   $17,183.99       $19,082.67      $15,585.39
   $17,821.18       $19,937.57      $16,254.00
   $18,730.06       $21,522.61      $17,009.81
   $18,301.70       $20,316.91      $17,399.34
   $19,315.06       $21,428.25      $18,672.97
   $19,158.42       $20,711.69      $17,853.23
   $19,889.70       $21,670.43      $17,737.18
   $20,749.33       $22,042.51      $18,047.58
   $20,608.23       $22,284.98      $17,762.43
   $21,723.34       $23,892.17      $19,075.07
   $22,881.20       $25,115.69      $19,860.97
   $22,640.72       $25,368.36      $19,970.20
   $22,006.55       $24,932.27      $18,893.81
   $22,476.61       $25,945.02      $18,933.49
   $21,689.48       $25,670.01      $17,399.87
   $18,672.26       $21,963.26      $14,020.82
   $19,361.08       $23,370.22      $15,118.65
   $20,858.85       $25,271.16      $15,735.49
   $21,667.75       $26,802.84      $16,560.03
   $23,216.78       $28,347.22      $17,585.09
   $23,116.49       $29,532.70      $17,818.98
   $22,581.80       $28,614.83      $16,375.64
   $22,370.21       $29,759.71      $16,631.10
   $23,473.06       $30,912.30      $18,121.24
   $23,294.90       $30,182.46      $18,385.82
   $23,239.23       $31,857.59      $19,216.85
   $22,760.27       $30,863.63      $18,690.31
   $21,902.43       $30,709.31      $17,998.77
   $20,832.94       $29,867.57      $18,002.37
   $21,746.46       $31,757.59      $18,074.38
   $21,802.13       $32,403.22      $19,153.42
   $22,257.80       $34,311.77      $21,321.59
   $21,213.90       $32,589.32      $20,978.31
   $19,654.68       $31,973.38      $24,441.83
   $21,708.60       $35,100.38      $22,831.11
   $21,786.75       $34,043.86      $21,456.68
   $21,741.00       $33,345.96      $20,205.76
   $21,080.07       $34,169.60      $21,967.70




                -----------------------------------------------
                                 CINCINNATI FUND
                          Average Annual Total Returns
                               as of June 30, 2000
                -----------------------------------------------
                 One Year                    (9.3%)
                -----------------------------------------------
                 Five Years                  12.6%
                -----------------------------------------------
                 Life of Fund                14.1%
                -----------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

5  CINCINNATI FUND

                               CINCINNATI FUND(R)
--------------Portfolio of Investments - June 30, 2000 (Unaudited)-------------


      Shares                                                                                     Value
      ------                                                                                     -----
                    COMMON STOCKS - 98.1%
                    CONSUMER DISCRETIONARY - 17.7%
      8,422         Clear Channel Communications, Inc. *                                    $  631,650
      8,900         E. W. Scripps Company                                                      438,325
      8,300         Federated Department Stores, Inc. *                                        280,125
      8,900         Ford Motor Company                                                         382,700
      6,490         Frisch's Restaurants, Inc.                                                  68,145
      2,300         Gannett Co., Inc.                                                          137,569
      3,800         General Motors Corporation                                                 220,637
      3,800         Harte-Hanks, Inc.                                                           95,000
     20,025         Pomeroy Computer Resources, Inc. *                                         295,369
      1,165         Visteon Corp.                                                               14,129
                                                                                            ----------
                                                                                             2,563,649
                                                                                            ----------
                    CONSUMER STAPLES - 11.7%
     18,800         Chiquita Brands International, Inc. *                                       74,025
     45,400         Kroger Co. *                                                             1,001,638
     10,900         Procter & Gamble Company                                                   624,025
                                                                                            ----------
                                                                                             1,699,688
                                                                                            ----------
                    ENERGY - 1.1%
      4,700         Ashland Inc.                                                               164,794
                                                                                            ----------

                    FINANCIALS - 23.3%
      8,300         American Financial Group, Inc.                                             205,944
     14,529         Cincinnati Financial Corporation                                           456,755
     11,300         Duke-Weeks Realty Corporation                                              252,837
     15,048         Fifth Third Bancorp                                                        951,928
      1,949         First Financial Bancorp                                                     38,371
     37,400         Firstar Corporation                                                        787,737
      2,300         Great American Financial Resources, Inc.                                    40,681
      3,804         KeyCorp                                                                     67,046
      5,600         Midland Company                                                            137,200
      5,600         Ohio Casualty Corporation                                                   59,500
      1,700         PNC Financial Services Group, Inc.                                          79,688
     12,125         Provident Financial Group, Inc.                                            288,727
                                                                                            ----------
                                                                                             3,366,414
                                                                                            ----------


                 See accompanying notes to financial statements

                                                               CINCINNATI FUND 6

                               CINCINNATI FUND(R)
-------------Portfolio of Investments - June 30, 2000 (Unaudited)--------------

      Shares                                                                                        Value
      ------                                                                                        -----
                    HEALTH CARE - 4.7%
      5,200         Duramed Pharmaceuticals, Inc. *                                           $    28,275
      4,300         Johnson & Johnson                                                             438,063
      4,700         Kendle International Inc. *                                                    37,013
     15,722         Meridian Diagnostics, Inc.                                                    122,828
      5,600         Omnicare, Inc.                                                                 50,750
                                                                                              -----------
                                                                                                  676,929
                                                                                              -----------
                    INDUSTRIALS - 25.3%
     11,800         Chemed Corporation                                                            332,612
     17,100         Cintas Corporation                                                            627,356
     20,200         Convergys Corporation *                                                     1,047,875
      5,700         Delta Air Lines, Inc.                                                         288,206
     16,400         General Electric Company                                                      869,200
     19,700         LSI Industries Inc.                                                           299,194
     14,100         Milacron Inc.                                                                 204,450
                                                                                              -----------
                                                                                                3,668,893
                                                                                              -----------
                    INFORMATION TECHNOLOGY - 3.0%
     28,400         Structural Dynamics Research Corporation *                                    427,775
                                                                                              -----------

                    MATERIALS - 1.7%
      6,600         AK Steel Holding Corporation                                                   52,800
      4,000         Multi-Color Corporation *                                                      32,000
      8,000         NS Group, Inc. *                                                              167,500
                                                                                              -----------
                                                                                                  252,300
                                                                                              -----------
                    TELECOMMUNICATION SERVICES - 7.1%
      6,250         AT&T Corp.                                                                    197,656
     32,200         Broadwing Inc. *                                                              835,187
                                                                                              -----------
                                                                                                1,032,843
                                                                                              -----------
                    UTILITIES - 2.5%
     14,100         Cinergy Corp.                                                                 358,669
                                                                                              -----------

                       Total Common Stocks (cost $9,969,236)                                   14,211,954


                 See accompanying notes to financial statements

7  CINCINNATI FUND

                               CINCINNATI FUND(R)
--------------Portfolio of Investments - June 30, 2000 (Unaudited)-------------

                                                                                              Value
                                                                                              -----

             REPURCHASE AGREEMENT - 2.0% **
             4.25% repurchase agreement with Firstar Bank, N.A.,
                dated June 30, 2000, due July 3, 2000
                (repurchase proceeds $290,103)                                             $   290,000
                                                                                           -----------

                Total Common Stocks and Repurchase Agreement - 100.1%                       14,501,954

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                    (21,941)
                                                                                           -----------

             NET ASSETS - 100.0%                                                           $14,480,013
                                                                                           ===========


              *   Non-income producing.
              ** Repurchase agreement fully collateralized by U. S. Government Agency obligations.













                 See accompanying notes to financial statements

                                                               CINCINNATI FUND 8

                               CINCINNATI FUND(R)
---------Statement of Assets and Liabilities - June 30, 2000 (Unaudited)--------

ASSETS:
Common stocks, at value (cost $9,969,236)                            $14,211,954
Repurchase agreement                                                     290,000
Cash                                                                          73
Dividends and interest receivable                                         16,027
Other assets                                                               6,272
                                                                     -----------
   Total assets                                                       14,524,326
                                                                     -----------

LIABILITIES:
Payable for fund shares redeemed                                          23,530
Other accrued expenses and liabilities                                    20,783
                                                                     -----------
   Total liabilities                                                      44,313
                                                                     -----------

NET ASSETS                                                           $14,480,013
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                      $ 9,621,007
Undistributed net investment income                                        4,319
Accumulated net realized gain on investment transactions                 611,969
Net unrealized appreciation on investments                             4,242,718
                                                                     -----------
   Net assets                                                        $14,480,013
                                                                     ===========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                    770,744
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                   $     18.79
                                                                     ===========

                 See accompanying notes to financial statements

9  CINCINNATI FUND

                               CINCINNATI FUND(R)

--Statement of Operations - For the Six Months Ended June 30, 2000 (Unaudited)-

INVESTMENT INCOME:
Dividends                                                           $   118,592
Interest                                                                  3,543
                                                                    -----------
   Total investment income                                              122,135
                                                                    -----------

EXPENSES:
Investment advisory and management fees                                  40,145
Transfer agent and accounting fees                                       40,047
Reports to shareholders                                                  11,278
Professional fees                                                         7,959
Trustees' fees                                                            5,474
Custodian fees                                                            4,893
Registration fees                                                         2,535
Insurance expense                                                         2,188
Other expenses                                                            3,677
                                                                    -----------
   Total expenses                                                       118,196
                                                                    -----------

NET INVESTMENT INCOME                                                     3,939
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                            611,148
Net decrease in unrealized appreciation on investments               (1,640,749)
                                                                    -----------
   Net realized and unrealized loss on investments                   (1,029,601)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          ($1,025,662)
                                                                    ===========


                 See accompanying notes to financial statements

                                                              CINCINNATI FUND 10

                               CINCINNATI FUND(R)

--------------------Statements of Changes in Net Assets-------------------------

                                                                    Six Months
                                                                       Ended
                                                                   June 30, 2000      Year Ended
                                                                    (Unaudited)   December 31, 1999
                                                                    -----------   -----------------
FROM OPERATIONS:
Net investment income                                              $      3,939      $    114,055
Net realized gain on investment transactions                            611,148            20,718
Net decrease in unrealized appreciation on investments               (1,640,749)       (1,192,108)
                                                                   ------------      ------------
   Net decrease in net assets from operations                        (1,025,662)       (1,057,335)
                                                                   ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                 --            (113,675)
From net realized gain on investment transactions                          --             (25,972)
                                                                   ------------      ------------
   Decrease in net assets from distributions to shareholders               --            (139,647)
                                                                   ------------      ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                               376,362         1,442,510
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                           --             110,040
Payments for shares redeemed                                         (4,750,621)       (7,019,884)
                                                                   ------------      ------------
   Net decrease in net assets from fund shares transactions          (4,374,259)       (5,467,334)
                                                                   ------------      ------------

NET DECREASE IN NET ASSETS                                           (5,399,921)       (6,664,316)

NET ASSETS:
Beginning of period                                                  19,879,934        26,544,250
                                                                   ------------      ------------
End of period                                                      $ 14,480,013      $ 19,879,934
                                                                   ============      ============

UNDISTRIBUTED NET INVESTMENT INCOME                                $      4,319      $        380
                                                                   ============      ============

FUND SHARE TRANSACTIONS:
Shares sold                                                              20,183            71,004
Shares issued in reinvestment of distributions to shareholders             --               5,547
Shares redeemed                                                        (251,483)         (348,159)
                                                                   ------------      ------------
   Net decrease in fund shares outstanding                             (231,300)         (271,608)
Shares outstanding, beginning of period                               1,002,044         1,273,652
                                                                   ------------      ------------
Shares outstanding, end of period                                       770,744         1,002,044
                                                                   ============      ============

                 See accompanying notes to financial statements

11  CINCINNATI FUND

                               CINCINNATI FUND(R)
----------Financial Highlights - Per Share Data for a Share Outstanding--------


                                        Six Months
                                           Ended
                                       June 30, 2000                Year Ended December 31,
                                        (Unaudited)    1999       1998       1997       1996     1995 (1)
                                        -----------    ----       ----       ----       ----     --------

BEGINNING NET ASSET VALUE                   $19.84     $20.84     $18.98     $15.40     $13.12    $  9.91
                                          --------   --------   ---------  ---------  ---------  --------
INVESTMENTS OPERATIONS:
Net investment income                         0.01       0.12       0.06       0.07       0.02       0.04
Net gain (loss) on investments               (1.06)     (0.98)      2.20       4.39       2.60       3.46
                                          --------   --------   ---------  ---------  ---------  --------
   Total from investment operations          (1.05)     (0.86)      2.26       4.46       2.62       3.50
                                          --------   --------   ---------  ---------  ---------  --------

DISTRIBUTIONS:
Dividends from net investment income           --       (0.12)     (0.06)     (0.07)     (0.02)     (0.07)
Distributions from net realized gain           --       (0.02)     (0.34)     (0.81)     (0.32)     (0.22)
                                          --------   --------   ---------  ---------  ---------  --------
   Total distributions                         --       (0.14)     (0.40)     (0.88)     (0.34)     (0.29)
                                          --------   --------   ---------  ---------  ---------  --------

ENDING NET ASSET VALUE                      $18.79     $19.84     $20.84     $18.98     $15.40     $13.12
                                          ========   ========   ========   ========   ========   ========

TOTAL RETURN                                 (5.29%)(4) (4.13%)    11.89%     28.98%     19.98%     35.31%

ENDING NET ASSETS (000's)                  $14,480    $19,880    $26,544    $17,527     $8,984     $5,877

AVERAGE NET ASSETS RATIOS:
Net expenses(2)                               1.48%(3)   1.28%      1.37%      1.69%      2.00%      1.98%
Net investment income(2)                      0.05%(3)   0.49%      0.30%      0.50%      0.13%      0.46%

PORTFOLIO TURNOVER RATE                          0%        22%         8%        17%        10%         9%


(1) On December 15, 1995, Gateway Investment Advisers, L.P. succeeded Gateway Investment Advisers, Inc. as investment adviser to the Fund.
(2) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997 and 0.02% in 1995 had the Adviser not voluntarily waived fees or reimbursed expenses.
(3)  Annualized.
(4)  Not annualized.


                 See accompanying notes to financial statements
                                                              CINCINNATI FUND 12

                               CINCINNATI FUND(R)
------------Notes to Financial Statements - June 30, 2000 (Unaudited)----------


  1.   SIGNIFICANT ACCOUNTING POLICIES
  The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is to achieve capital appreciation through investment in the common stock of companies with an important presence in the Greater Cincinnati Area. The financial statements of the Gateway Fund and the Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

  The following is a summary of the Fund's significant accounting policies:

  INVESTMENTS VALUATION -- The Fund normally values common stocks at market value. Prior to May 1, 2000, the Fund normally valued common stocks at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

  SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

  INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

  DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

  FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

  At June 30, 2000, gross unrealized appreciation on common stocks totaled $4,821,912 and gross unrealized depreciation totaled $579,194, based on the federal income tax cost of common stocks.


13  CINCINNATI FUND

                               CINCINNATI FUND(R)
------------Notes to Financial Statements - June 30, 2000 (Unaudited)----------


  REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

  ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  2.   TRANSACTIONS WITH AFFILIATES
  The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

  The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

  If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to reduce its fee as necessary to limit the Fund's expenses to this level.

  3.   INVESTMENT TRANSACTIONS
  For the six months ended June 30, 2000, proceeds from sales of investment securities (excluding short-term investments) totaled $4,557,252. There were no purchases of long-term investment securities during the period.

  4.   BANK LINE OF CREDIT
  The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2000, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the six months ended June 30, 2000, there were no borrowings on this line of credit.

                                                              CINCINNATI FUND 14

  ================================AFFORDABILITY================================

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                              No-Fee IRA Accounts

   ================================CONVENIENCE================================

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions

   ================================FLEXIBILITY================================

      The Cincinnati Fund(R) is available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors